UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01436

CAPSTONE SERIES FUND, INC.
(Exact name of registrant as specified in charter)

5847 SAN FELIPE, SUITE 4100, HOUSTON , TX	77057
(Address of principal executive offices)	(Zip code)

CITI FUND SERVICES Ohio, Inc., 3435 STELZER ROAD, COLUMBUS, OHIO	43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30, 2010

Date of reporting period: April 30, 2010

Item 1. Reports to Stockholders.

April 30, 2010

STEWARD FUNDS

Managing Wealth, Protecting Values

ANNUAL REPORT

Managing Wealth, Protecting Values Faith-Based Screened Funds	Annual Report
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward Global Equity Income Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
April 30, 2010

Dear Shareholder:

We are pleased to present the Annual Report for the Steward Funds for the period ending April 30, 2010. The Annual Report includes commentary on the Funds’ screening process, as well as performance reviews and current strategy from the portfolio managers.

Steward Funds Offer Diversification to Your Portfolio

The asset allocation decision is one of the most important decisions an investor will make, and the Steward Funds make it possible to achieve a diverse asset allocation for your investment portfolio. The Funds offer fixed income, large-cap equity, small/mid-cap equity, international equity and global equity income for your investing solutions.

What are the Steward Funds’ Faith Based Screens?

Did you know faith based screens are applied to all of the investments within the Steward Funds family? The Steward Funds seek to avoid investment in pornography and abortion, as well as companies that are substantial producers of alcohol, gambling and tobacco. The Funds’ screening resource firm, CFS Consulting Services, LLC, has extensive experience in the faith based investing business and brings a wealth of knowledge of screening for Christian-based investors.

The following details each of the Fund’s annual performance and strategies.

STEWARD LARGE CAP ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2010, the Steward Large Cap Enhanced Index Fund returned 46.80% for the Individual class shares and 47.30% for the Institutional class shares. The return for the S&P 500 for the same period was 38.85%. The S&P Pure index component returns were: 50.63% for the S&P 500 Pure Growth and 85.12% for the S&P 500 Pure Value index.

Factors Affecting Performance

For the year ended April 30, 2010, the Fund’s multi-index structure was allocated to the S&P 500, S&P 500 Pure Growth and S&P 500 Pure Value at 60%, 25% and 15% respectively. The more style focused S&P 500 Pure Growth and S&P 500 Pure Value indices when combined significantly outperformed their non-pure counterparts over the year contributing to the Fund’s superior relative return. The heavier weighted style focused companies particularly in the financial sector such as Genworth Financial Inc. +600.00% were the primary factors. The Fund changed its higher allocation towards growth to a neutral weighting on May 7th after the style experienced significant outperformance in the first quarter of 2009. The Fund then changed its style from a neutral weighting back to a growth tilt on December 21st. The net affect of the style allocation changes had a negative impact on Fund performance as regional banks within the value style posted oversized gains.

Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ended April 30, 2010, the cultural values investment policies had a net slight negative performance impact on the Fund. Companies such as Walt Disney Company (pornography) and Time Warner Inc. (pornography) substantially outperformed the benchmark with returns of +70.10% and +67.32% respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy is to provide effective diversified large cap equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between growth and value style securities. This is accomplished by utilizing three subcomponents that represent an appropriate large cap pure growth, large cap pure value and large cap blend benchmark. The Fund will generally not attempt to allocate preferences in one industry over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2010, the Steward Small-Mid Cap Enhanced Index Fund returned 53.95% for the Individual class shares and 54.55% for the Institutional class shares. The return for the S&P 1000 for the same period was 48.57%. The S&P Pure index component returns were: 50.36% for the S&P 1000 Pure Growth and 81.70% for the S&P 1000 Pure Value index.

Factors Affecting Performance

For the year ended April 30, 2010, the Fund’s multi-index structure was allocated to the S&P 1000, S&P 1000 Pure Growth and S&P 1000 Pure Value at 60%, 25% and 15% respectively. The more style focused S&P 1000 Pure Growth and S&P 1000 Pure Value indices when combined significantly outperformed their non-pure counterparts over the year contributing to the Fund’s superior relative return. The heavier weighted style focused companies particularly in the consumer discretionary sector such as Stein Mart, Inc. +117.62% were the primary factors. The Fund began the period with a neutral balance between growth and value. The Fund then changed its style to a growth tilt on December 21st. The net effect of the style change had a slight negative impact on Fund performance as retailers within the value style posted dramatic gains.

Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ending April 30, 2010, the cultural values investment policies had no material affect on the performance of the Fund.

Compensating for a specific industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy is to provide effective diversified small-mid cap equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between growth and value style securities. This is accomplished by utilizing three subcomponents that represent an appropriate small-mid cap pure growth, small-mid cap pure value and small-mid cap blend benchmark. The Fund will generally not attempt to allocate preferences in one industry over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD INTERNATIONAL ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2010, the Steward International Enhanced Index Fund returned 36.68% for the Individual class shares and 37.14% for the Institutional class shares. The return for the S&P ADR Index was 37.01%. To represent the emerging markets component, the BLDRS Emerging Markets 50 ADR Index Fund returned 44.82% for the same time period.

Factors Affecting Performance

For the year ended April 30, 2010, the Fund’s duel-index structure was allocated to the S&P ADR Index and BLDRS Emerging Markets 50 ADR Index Fund at 90% and 10% respectively. The Fund began the period with a neutral emerging market weighting. The Fund then changed its allocation structure to the current tilt on Jan 20th which represents a lower than market weighting in emerging markets. This reflects China’s recent announcement that it will attempt to slow the country’s fast paced economic growth and the implications for countries such as Brazil who rely on its imports. The emerging markets component has outperformed the developed markets component over the period positively impacting the overall performance of the Fund.

Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ended April 30, 2010, various restricted securities such as Sanofi-Aventis (abortion) and Deutsche Telekom AG (pornography), substantially underperformed the benchmark with returns of 18.77% and 19.90% respectively, positively impacting the Fund during the period.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy is to provide effective diversified international equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between the developed and emerging market equity classes. This is accomplished by utilizing two subcomponents that represent an appropriate developed market and emerging market benchmark. The Fund will generally not attempt to allocate preferences in one country over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD SELECT BOND FUND

Fund Performance

For the year ended April 30, 2010, the Steward Select Bond Fund returned 6.80% for the Individual class shares and 7.21% for the Institutional class shares. For comparison purposes, the Barclays Intermediate Aggregate Bond Index returned 7.59% for the same period. Benefitting from the extraordinary improvement of the domestic credit markets and by under-weighting U.S. Treasury investments relative to government agencies, the Fund’s net annual performance stayed in line with the overall market benchmark.

Market Overview

The extraordinary bond market events of the past two years will be remembered (and studied) for quite some time. Investors needed a steady hand to navigate successfully through collapsing national credit facilities, major corporate defaults and a global recession. But those who selected the most reasonable waves to ride instead of fighting the currents were very handsomely rewarded. The past year witnessed a complete reversal of fortune for corporate bond portfolios from near demise as Treasury yields rose and then declined dramatically. In fact, risk, not cash, was king over the past twelve months with every increment of decreased credit quality producing higher annual returns.

Factors Affecting Performance

There was a wide divergence in performance across investment grade sectors. The market’s growing return of confidence in the financial sector, posting 28.56% total rate of return, buoyed all corporate credits. The nearly unprecedented difference of approximately thirteen percent in relative performance between Treasuries and corporate debt issues was accelerated by ongoing Federal Reserve Bank actions to directly hold short-term interest rates at historically low levels, thereby driving investors to search for acceptable yields in other than the highest quality, most liquid sectors. In the same manner, governmental purchases of all agency issues as part of economic stimulus measures produced solid total returns for government-backed mortgage-backed securities of 5.54%.

Current Strategy

Should 2010 investors expect a repeat performance? A pleasant thought, but it’s very unlikely. We do not anticipate credit spreads swinging beyond modest historical norms in the near future; nor do we expect the Federal Reserve Board to moderate their short-term interest rate target until overall economic stability and subsequent growth proves sustainable. And more importantly to the practical challenge of portfolio strategy, a great portion of the risk of rising rates has already been priced into the credit markets by the yield curve, especially the difference between two- and ten-year Treasury notes, widening to historical levels. Looking forward, we anticipate concentrating new investments in strong domestic credits while allowing portfolio duration to slide gently away from benchmark levels in anticipation of improving economic conditions. Liquidity remains a key component of our shorter-term structure so as to adapt quickly and efficiently to future market surprises and unforeseen developments.

The Fund is managed to adhere to values-based investment policies and attempts to provide portfolio characteristics and performance similar to that of the Barclays Intermediate Aggregate Bond Index. Performance of the Fund can be affected by the addition of values-based investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. There have been no difficulties to date in accomplishing the Fund’s objective given these restrictions.

STEWARD GLOBAL EQUITY INCOME FUND

Fund Performance

For the year ended April 30, 2010, the Steward Global Equity Income Fund returned 39.02% for the Individual class shares and 39.53% for the Institutional Class shares. The return for the benchmark S&P 500 for the same period was 38.85%. The return for the international market as represented by the S&P ADR index was 37.01%. The dividend yield on the portfolio as of April 30, 2009 was 3.64%.

Factors Affecting Performance

The year ended April 30, 2010 capped a dramatic rebound in the equity market. The Fund’s lower volatility dividend strategy generally underperforms during such a surge in the equity market however it nearly matched the benchmark’s performance for the period. The Fund’s most significant positive contributor to performance versus the S&P 500 continued to be within the portfolio’s financial sector. International Bank holdings such as Banco de Chile +89.05% posted exceptional returns.

Individual holdings such as Mattel Inc. +59.67% surged after posting a better than expected fourth quarter profit on recovering sales of its two top brands. Hong Kong based CNOOC Ltd +64.37% climbed steadily in the second half as oil prices continued to rise. Weakness in the Fund’s portfolio remained in the information technology sector where the majority of the companies do not pay dividends. Non-dividend paying technology companies such as Apple Inc. +107.49% had exceptional performance. The economic turmoil of the past 18 months has impacted the portfolio’s company earnings growth screen, reducing the investable universe and generating above average portfolio turnover. This trend is expected to continue in the near term as companies realign their future growth expectations.

Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy pursues its objective through the investment of dividend paying stocks that have demonstrated above median yield and a positive trend in dividend and earnings growth. In addition to domestic stocks, this strategy includes the ability to invest in international securities traded on U.S. market exchanges. As the international market’s share of the world’s total market capitalization continues to grow, the ability to access these markets becomes increasingly important.

The benefits of dividend paying stocks include lower volatility versus non dividend payers and the overall market. Dividends are an important indicator of corporate strength therefore companies are reluctant to change policy which could signal corporate distress and encourages disciplined management. Unlike earnings, which can be affected by various accounting methods; dividends are transparent and cannot be manipulated. In addition, dividends have historically provided a major component of the stock market’s total return. The strategy provides income with capital appreciation while lowering overall risk. This is accomplished while adhering to the Fund’s cultural values investment policies.

We Thank You for Your Continued Investment with the Steward Funds

Your business is important to us. The current total net assets of the Funds are over $600 million. This growth would not have been possible without the many referrals that we have received from our existing clients, as well as your continued investment. For more information on the Steward Funds, we invite you to visit our website at www.stewardmutualfunds.com or call us at 800.262.6631. We look forward to fulfilling your investment needs for many years to come.

Sincerely,

Edward Jaroski
President
Steward Funds

Howard Potter
Portfolio Manager
Steward Funds

Scott Wynant
Senior Vice President
Steward Funds

John Wolf
Portfolio Manager
Steward Funds

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Large Cap Enhanced Index Fund* and the S&P 500.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2010

	One Year	Five Year	Since Inception***	Expense Ratio‡
Large Cap Enhanced Index Fund – Individual Class	46.80%	3.76%	3.78%	1.07%
S&P 500	38.85%	2.63%	3.23%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Large Cap Enhanced Index Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor’s 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market of 500 stocks representing all major industries.
***	Effective date of registration and commencement of operations are the same: October 1, 2004.
‡	See the August 28, 2009 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Small-Mid Cap Enhanced Index Fund* and the S&P 1000.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2010

	One Year	Five Year	Ten Year	Expense Ratio‡
Small-Mid Cap Enhanced Index Fund – Individual Class	53.95%	4.88%	(0.47%)	1.07%
S&P 1000	48.57%	6.54%	6.99%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Small-Mid Cap Enhanced Index Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor’s 1000 is a capitalization-weighted index combining the Standard and Poor’s Mid Cap 400 and the Standard and Poor’s Small Cap 600. Both indices represent stocks chosen for market size, liquidity and industry group representation.
‡	See the August 28, 2009 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward International Enhanced Index Fund* and the S&P ADR Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2010

	One Year	Since Inception***	Expense Ratio‡
International Enhanced Index Fund – Individual Class	36.68%	0.02%	1.07%
S&P ADR	37.01%	7.51%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward International Enhanced Index Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The S&P ADR, the Fund’s designated broad-based index, is based on the non-U.S. stocks comprising the S&P Global 1200 Index. The index is made up of those companies from the S&P Global 1200 that offer either Level II or Level III ADRs, global shares or ordinary shares in the case of Canadian equities. The index was developed with a base value of 1000 on December 31, 1997.
***	Initial share purchase was made on February 28, 2006.
‡	See the August 28, 2009 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Select Bond Fund* and the Barclays Capital Intermediate US Aggregate Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2010

	One Year	Five Year	Since Inception***	Expense Ratio‡
Select Bond Fund – Individual Class	6.80%	4.07%	3.67%	0.98%
Barclays Capital Intermediate US Aggregate Index	7.59%	5.40%	5.07%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Select Bond Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Barclays Capital Intermediate US Aggregate Index represents the segment of the Barclays Aggregate Bond Index that has an average maturity and duration in the intermediate range.
***	Effective date of registration and commencement of operations are the same: October 1, 2004.
‡	See the August 28, 2009 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Global Equity Income Fund*, the S&P 500** and the S&P 1200.*** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2010

	One Year	Since Inception***	Expense Ratio‡
Global Equity Income Fund – Individual Class	39.02%	(3.75)%	1.07%
S&P 500	38.85%	3.23%	N/A
S&P 1200	38.56%	5.38%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Global Equity Income Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor’s 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market of 500 stocks representing all major industries.
***	The Standard & Poor’s 1200 index is a global index of 1200 stocks comprised of the following 7 S&P regional indices: S&P 500 (United States), S&P Europe 350 (Europe), S&P/TOPIX 150 (Japan), S&P/TSX 60 (Canada), S&P/ASX All Australia 50 (Australia), S&P Asia 50C (Asia Ex-Japan) and the S&P Latin America 40 (Latin America). Beginning April 1, 2009, the S&P 1200 is the Fund’s Secondary index.
****	Effective date of registration and commencement of operations are the same: April 1, 2008.
‡	See the August 28, 2009 prospectus for details.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — April 30, 2010 (Unaudited)

LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Oil, Gas & Consumable Fuels	9.7%
Computers & Peripherals	5.4
Diversified Financial Services	4.0
Insurance	4.0
Health Care Providers & Services	3.8
Software	3.8
Commercial Banks	3.8
Internet Software & Services	3.7
Energy Equipment & Services	3.5
Specialty Retail	3.2
Food & Staples Retailing	2.7
Aerospace & Defense	2.6
Multi-Utilities	2.3
Semiconductors & Semiconductor Equipment	2.3
Health Care Equipment & Supplies	2.3
Pharmaceuticals	2.2
Food Products	2.2
Communications Equipment	2.0
Capital Markets	2.0
Machinery	1.9
Metals & Mining	1.9
Chemicals	1.8
Biotechnology	1.8
Real Estate Investment Trust	1.8
Electric Utilities	1.7
Multiline Retail	1.7
Household Products	1.7
Industrial Conglomerates	1.7
Diversified Telecommunication Services	1.7
Beverages	1.6
Hotels, Restaurants & Leisure	1.6
Commercial Services & Supplies	1.4
IT Services	1.1

Industry Diversification	Percent*
Consumer Finance	0.9%
Electronic Equipment & Instruments	0.9
Media	0.8
Textiles Apparel & Luxury Goods	0.8
Household Durables	0.7
Air Freight & Logistics	0.7
Road & Rail	0.7
Wireless Telecommunication Services	0.5
Gas Utilities	0.5
Money Market Fund	0.4
Paper & Forest Products	0.3
Leisure Equipment & Products	0.3
Electrical Equipment	0.3
Auto Components	0.3
Automobiles	0.3
Office Electronics	0.3
Personal Products	0.3
Real Estate – Operations & Development	0.3
Internet & Catalog Retail	0.2
Construction & Engineering	0.2
Independent Power Producers & Energy Traders	0.2
Thrifts & Mortgage Finance	0.2
Trading Companies & Distributors	0.2
Life Sciences Tools & Services	0.2
Marine	0.2
Airlines	0.2
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Distributors	—
Building Products	—
Construction Materials	—
Total Investments	100.0%
*	Percentages indicated are based on net assets as of April 30, 2010.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — April 30, 2010 (Unaudited)

SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Specialty Retail	5.2%
Real Estate Investment Trust	5.1
Health Care Providers & Services	4.7
Machinery	4.5
Commercial Services & Supplies	4.3
Commercial Banks	4.2
Software	4.0
Health Care Equipment & Supplies	3.6
Textiles Apparel & Luxury Goods	3.3
Electronic Equipment & Instruments	3.3
Insurance	3.2
Semiconductors & Semiconductor Equipment	3.2
Oil, Gas & Consumable Fuels	3.0
Energy Equipment & Services	2.7
IT Services	2.4
Hotels, Restaurants & Leisure	2.4
Chemicals	2.4
Communications Equipment	2.0
Food Products	1.9
Internet Software & Services	1.8
Metals & Mining	1.5
Gas Utilities	1.4
Diversified Consumer Services	1.3
Electrical Equipment	1.3
Capital Markets	1.3
Household Durables	1.2
Aerospace & Defense	1.2
Biotechnology	1.2
Construction & Engineering	1.1
Diversified Financial Services	1.1
Pharmaceuticals	1.1
Leisure Equipment & Products	1.1
Electric Utilities	1.0
Building Products	1.0
Road & Rail	1.0
Multi-Utilities	1.0
Multiline Retail	0.8

Industry Diversification	Percent*
Containers & Packaging	0.8%
Computers & Peripherals	0.8
Thrifts & Mortgage Finance	0.8
Life Sciences Tools & Services	0.8
Media	0.8
Auto Components	0.8
Food & Staples Retailing	0.7
Consumer Finance	0.5
Household Products	0.5
Personal Products	0.5
Money Market Funds	0.5
Wireless Telecommunication Services	0.5
Airlines	0.5
Internet & Catalog Retail	0.4
Marine	0.4
Real Estate Management – Service	0.4
Retail	0.4
Trading Companies & Distributors	0.4
Diversified Telecommunication Services	0.4
Restaurants	0.3
Industrial Conglomerates	0.3
Construction Materials	0.2
Beverages	0.2
Paper & Forest Products	0.2
Independent Power Producers & Energy Traders	0.2
Real Estate – Operations & Development	0.2
Water Utilities	0.2
Health Care Technology	0.1
Distributors	0.1
Air Freight & Logistics	0.1
Radio Broadcasting	0.1
Office Electronics	0.1
Automobiles	0.1
Auto Parts & Equipment	—
Total Investments	100.1%
*	Percentages indicated are based on net assets as of April 30, 2010.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — April 30, 2010 (Unaudited)

INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
United Kingdom	20.0%
Canada	18.4
Japan	8.9
Brazil	7.6
Germany	4.5
Spain	4.5
Netherlands	4.1
France	3.7
Australia	3.4
Taiwan	3.1
Switzerland	3.0
Republic of Korea (South)	2.6
Hong Kong	2.5
Mexico	1.9
United States	1.7
Italy	1.6
Chile	1.3
India	1.0
China	1.0
Ireland (Republic of)	0.8
Finland	0.7
Sweden	0.6
South Africa	0.5
Norway	0.5
Belgium	0.4
Peru	0.2
Portugal	0.2
Bermuda	0.2
Indonesia	0.2
Russian Federation	0.2
Luxembourg	0.1
Greece	0.1
Cayman Islands	0.1
New Zealand	0.1
Total Investments	99.7%
*	Percentages indicated are based on net assets as of April 30, 2010.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — April 30, 2010 (Unaudited)

SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Government Agency Mortgage-Backed Obligations	36.6%
U.S. Government Agencies	15.9
U.S. Treasury Obligations	8.6
Commercial Banks	4.3
Consumer Staples	3.9
Insurance	3.9
Financial Services	3.3
Oil & Gas – Integrated	2.9
Money Market Fund	2.8
Utilities-Telecommunications	2.0
Mortgage Backed Securities – Religious Organizations	1.9
Computers & Peripherals	1.9
Electronic Equipment & Instruments	1.9
Mortgage Backed Securities – Financial Services	1.8
Utilities-Electric & Gas	1.2
Capital Markets	1.2
Diversified Financial Services	1.2
Aerospace & Defense	0.8
Chemicals	0.7
Brokerage Services	0.6
Asset Backed Mortgages	0.5
Semiconductors & Semiconductor Equipment	0.4
Pharmaceuticals	0.4
Retail	0.4
Forestry	0.1
Total Investments	99.2%
*	Percentages indicated are based on net assets as of April 30, 2010.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — April 30, 2010 (Unaudited)

GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Industry.

Industry Diversification	Percent*
Oil, Gas & Consumable Fuels	11.6%
Media	7.7
Commercial Banks	6.9
Food Products	6.4
Pharmaceuticals	6.4
Aerospace & Defense	4.9
Real Estate Investment Trust	4.5
Chemicals	4.2
Food & Staples Retailing	3.7
Gas Utilities	3.7
IT Services	3.4
Computers & Peripherals	3.1
Diversified Telecommunication Services	2.8
Software	2.7
Hotels, Restaurants & Leisure	2.6
Distributors	2.5
Leisure Equipment & Products	2.5
Semiconductors & Semiconductor Equipment	2.5
Thrifts & Mortgage Finance	2.4
Industrial Conglomerates	2.1
Electrical Equipment	1.9
Electric Utilities	1.6
Textiles Apparel & Luxury Goods	1.3
Beverages	1.3
Commercial Services & Supplies	1.3
Trading Companies & Distributors	1.2
Household Products	1.1
Health Care Providers & Services	1.0
Construction Materials	0.7
Health Care Equipment & Supplies	0.6
Multi-Utilities	0.6
Money Market Fund	0.6
Total Investments	99.8%
*	Percentages indicated are based on net assets as of April 30, 2010.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.6%)
AEROSPACE & DEFENSE (2.6%)
General Dynamics Corp.	3,960	$302,385
Goodrich Corp.	4,350	322,683
Honeywell International, Inc.	11,500	545,905
L-3 Communications Holdings, Inc.	2,280	213,340
Lockheed Martin Corp.	3,150	267,403
Northrop Grumman Corp.	3,220	218,413
Precision Castparts Corp.	4,910	630,149
Raytheon Co.	3,630	211,629
Rockwell Collins, Inc.	1,360	88,400
The Boeing Co.	7,048	510,487
United Technologies Corp.	10,840	812,458
		4,123,252
AIR FREIGHT & LOGISTICS (0.7%)
C.H. Robinson Worldwide, Inc.	1,300	78,390
Expeditors International of Washington, Inc.	1,660	67,628
FedEx Corp.	2,930	263,729
United Parcel Service, Inc., Class B	9,320	644,385
		1,054,132
AIRLINES (0.2%)
Southwest Airlines Co.	18,700	246,466
AUTO COMPONENTS (0.3%)
Goodyear Tire & Rubber Co.(a)	20,900	280,687
Johnson Controls, Inc.	6,100	204,899
		485,586
AUTOMOBILES (0.3%)
Ford Motor Co.(a)	29,400	382,788
Harley-Davidson, Inc.	2,420	81,869
		464,657
BEVERAGES (1.6%)
Coca-Cola Co.	22,480	1,201,556
Coca-Cola Enterprises, Inc.	4,710	130,608
Dr Pepper Snapple Group, Inc.	2,820	92,299
PepsiCo, Inc.	16,701	1,089,239
		2,513,702
BIOTECHNOLOGY (1.8%)
Amgen, Inc.(a)	12,060	691,762
Biogen Idec, Inc.(a)	10,100	537,825
Celgene Corp.(a)	9,860	610,827
Cephalon, Inc.(a)	1,860	119,412
Genzyme Corp.(a)	3,900	207,636
Gilead Sciences, Inc.(a)	15,900	630,753
PerkinElmer, Inc.	2,260	56,613
		2,854,828
BUILDING PRODUCTS (0.0%)
Masco Corp.	4,110	66,705
CAPITAL MARKETS (2.0%)
Ameriprise Financial, Inc.	2,606	120,814
Bank of New York Mellon Corp.	10,471	325,962

	Shares	Value
Charles Schwab Corp.	8,010	$154,513
E*TRADE Financial Corp.(a)	124,780	209,630
Federated Investors, Inc., Class B	1,290	31,115
Franklin Resources, Inc.	1,670	193,119
Goldman Sachs Group, Inc.	4,950	718,740
Janus Capital Group, Inc.	17,650	248,512
Legg Mason, Inc.	1,750	55,458
Morgan Stanley	17,980	543,356
Northern Trust Corp.	2,710	148,996
State Street Corp.	4,657	202,579
T. Rowe Price Group, Inc.	2,640	151,826
		3,104,620
CHEMICALS (1.8%)
Air Products & Chemicals, Inc.	2,380	182,736
Airgas, Inc.	960	60,912
CF Industries Holdings, Inc.	6,160	515,407
Dow Chemical Co.	14,470	446,110
E.I. Du Pont De Nemours & Co.	9,030	359,755
Ecolab, Inc.	2,530	123,565
FMC Corp.	3,240	206,194
International Flavors & Fragrances, Inc.	1,000	50,090
Monsanto Co.	5,210	328,543
PPG Industries, Inc.	2,140	150,592
Praxair, Inc.	4,890	409,635
Sigma-Aldrich Corp.	1,330	78,869
		2,912,408
COMMERCIAL BANKS (3.8%)
BB&T Corp.	10,520	349,685
Comerica, Inc.	6,950	291,900
Fifth Third Bancorp	8,670	129,270
First Horizon National Corp.(a)	3,656	51,732
Huntington Bancshares, Inc.	102,130	691,420
KeyCorp	35,870	323,547
M&T Bank Corp.	1,140	99,579
Marshall & Ilsley Corp.	23,049	209,746
PNC Financial Services Group, Inc.	5,094	342,368
Regions Financial Corp.	25,342	224,023
SunTrust Banks, Inc.	21,700	642,320
U.S. Bancorp	17,520	469,010
Wells Fargo & Co.	46,508	1,539,880
Zions Bancorp	23,760	682,625
		6,047,105
COMMERCIAL SERVICES & SUPPLIES (1.4%)
Avery Dennison Corp.	3,700	144,411
Cintas Corp.	1,510	41,148
Equifax, Inc.	2,050	68,880
Iron Mountain, Inc.	1,980	49,797
Leucadia National Corp.(a)	1,890	47,836
Monster Worldwide, Inc.(a)	1,190	20,742
Moody’s Corp.	2,050	50,676
Pitney Bowes, Inc.	3,170	80,518
R.R. Donnelley & Sons Co.	9,060	194,700
Republic Services, Inc., Class A	3,446	106,929
Robert Half International, Inc.	1,770	48,463

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

LARGE CAP ENHANCED INDEX FUND

	Shares	Value
SAIC, Inc.(a)	3,140	$54,667
Stericycle, Inc.(a)	3,730	219,697
The Dun & Bradstreet Corp.	900	69,273
Total System Services, Inc.	4,121	65,977
Visa, Inc., Class A	9,310	840,041
Waste Management, Inc.	4,990	173,053
		2,276,808
COMMUNICATIONS EQUIPMENT (2.0%)
Cisco Systems, Inc.(a)	51,470	1,385,573
Corning, Inc.	24,780	477,015
Harris Corp.	1,340	68,983
JDS Uniphase Corp.(a)	2,260	29,358
Juniper Networks, Inc.(a)	16,230	461,094
Motorola, Inc.(a)	22,060	155,964
QUALCOMM, Inc.	15,230	590,010
Tellabs, Inc.	4,204	38,172
		3,206,169
COMPUTERS & PERIPHERALS (5.4%)
Apple Computer, Inc.(a)	10,819	2,825,057
Dell, Inc.(a)	15,940	257,909
EMC Corp.(a)	35,990	684,170
Hewlett-Packard Co.	22,840	1,186,995
International Business Machines Corp.	13,583	1,752,207
Lexmark International, Inc., Class A(a)	5,260	194,883
NetApp, Inc.(a)	19,860	688,546
SanDisk Corp.(a)	2,320	92,545
Teradata Corp.(a)	9,890	287,502
Western Digital Corp.(a)	16,010	657,851
		8,627,665
CONSTRUCTION & ENGINEERING (0.2%)
Fluor Corp.	5,560	293,790
Quanta Services, Inc.(a)	1,130	22,747
		316,537
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.	893	51,151
CONSUMER FINANCE (0.9%)
American Express Co.	15,900	733,308
Capital One Financial Corp.	10,688	463,966
Discover Financial Services	10,640	164,495
SLM Corp.(a)	4,930	60,343
		1,422,112
CONTAINERS & PACKAGING (0.1%)
Ball Corp.	900	47,889
Bemis Co., Inc.	1,340	40,749
Owens-Illinois, Inc.(a)	1,490	52,806
Pactiv Corp.(a)	1,930	49,041
Sealed Air Corp.	1,650	35,475
		225,960

	Shares	Value
DISTRIBUTORS (0.0%)
Genuine Parts Co.	1,770	$75,756
DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group, Inc., Class A(a)	1,360	78,078
DeVry, Inc.	790	49,288
H&R Block, Inc.	3,150	57,676
		185,042
DIVERSIFIED FINANCIAL SERVICES (4.0%)
Bank of America Corp.	108,269	1,930,436
Citigroup, Inc.(a)	234,320	1,023,978
CME Group, Inc.	1,351	443,682
IntercontinentalExchange, Inc.(a)	4,420	515,505
Invesco Ltd.	16,540	380,255
JP Morgan Chase & Co.	36,094	1,536,883
MasterCard, Inc., Class A	982	243,575
NYSE Euronext	2,670	87,122
The NASDAQ OMX Group, Inc.(a)	9,410	197,610
		6,359,046
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
AT&T, Inc.	53,037	1,382,144
CenturyTel, Inc.	5,792	197,565
Frontier Communications Corp.	12,601	100,304
Qwest Communications International, Inc.	22,550	117,936
Verizon Communications, Inc.	26,410	762,985
Windstream Corp.	7,334	81,041
		2,641,975
ELECTRIC UTILITIES (1.7%)
Allegheny Energy, Inc.	5,410	117,830
American Electric Power Co., Inc.	8,100	277,830
Edison International	7,110	244,371
Entergy Corp.	2,310	187,780
Exelon Corp.	6,550	285,514
FirstEnergy Corp.	3,150	119,291
FPL Group, Inc.	4,470	232,664
Northeast Utilities	6,680	185,637
Pepco Holdings, Inc.	22,000	368,280
Pinnacle West Capital Corp.	4,960	185,206
PPL Corp.	3,600	89,136
Progress Energy, Inc.	5,270	210,378
Southern Co.	7,480	258,509
		2,762,426
ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric Co.	6,820	356,209
Rockwell Automation, Inc.	1,420	86,222
Roper Industries, Inc.	710	43,324
		485,755

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

LARGE CAP ENHANCED INDEX FUND

	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Agilent Technologies, Inc.(a)	3,180	$115,307
Amphenol Corp., Class A	10,570	488,440
FLIR Systems, Inc.(a)	8,410	257,262
Jabil Circuit, Inc.	2,370	36,308
Molex, Inc.	1,360	30,477
Stanely Black & Decker, Inc.	1,472	91,485
Waters Corp.(a)	5,000	359,950
		1,379,229
ENERGY EQUIPMENT & SERVICES (3.5%)
Baker Hughes, Inc.	10,809	537,864
Cameron International Corp.(a)	15,520	612,419
Diamond Offshore Drilling, Inc.	4,670	369,397
First Solar, Inc.(a)	2,300	330,165
FMC Technologies, Inc.(a)	7,510	508,352
Halliburton Co.	7,700	236,005
Helmerich & Payne, Inc.	5,730	232,753
Nabors Industries Ltd.(a)	2,900	62,553
National-Oilwell Varco, Inc.	14,306	629,893
Rowan Cos., Inc.(a)	17,720	528,056
Schlumberger Ltd.	15,940	1,138,435
Smith International, Inc.	8,810	420,765
		5,606,657
FOOD & STAPLES RETAILING (2.7%)
Costco Wholesale Corp.	6,820	402,926
CVS Corp.	17,885	660,493
Safeway, Inc.	20,130	475,068
SUPERVALU, Inc.	3,450	51,405
SYSCO Corp.	7,390	233,081
The Kroger Co.	20,800	462,384
Wal-Mart Stores, Inc.	19,930	1,069,244
Walgreen Co.	8,610	302,641
Whole Foods Market, Inc.(a)	16,400	639,928
		4,297,170
FOOD PRODUCTS (2.2%)
Archer-Daniels-Midland Co.	15,410	430,555
Campbell Soup Co.	3,660	131,248
ConAgra Foods, Inc.	6,850	167,619
Dean Foods Co.(a)	18,760	294,532
General Mills, Inc.	4,450	316,751
H.J. Heinz Co.	4,350	203,884
Hormel Foods Corp.	1,620	66,031
J.M. Smucker Co.	1,780	108,705
Kellogg Co.	4,040	221,958
Kraft Foods, Inc., Class A	16,590	491,064
McCormick & Co., Inc.	1,970	77,953
Mead Johnson Nutrition Co., Class A	2,530	130,573
Sara Lee Corp.	7,840	111,485
The Hershey Co.	2,900	136,329
Tyson Foods, Inc., Class A	31,290	612,971
		3,501,658
GAS UTILITIES (0.5%)
Nicor, Inc.	3,350	145,758
ONEOK, Inc.	7,260	356,756

	Shares	Value
Questar Corp.	1,650	$79,118
Spectra Energy Corp.	8,743	204,062
		785,694
HEALTH CARE EQUIPMENT & SUPPLIES (2.3%)
Baxter International, Inc.	7,490	353,678
Boston Scientific Corp.(a)	13,817	95,061
C.R. Bard, Inc.	1,780	154,023
CareFusion Corp.(a)	6,990	192,784
DENTSPLY International, Inc.	2,630	96,363
Hospira, Inc.(a)	5,550	298,534
Intuitive Surgical, Inc.(a)	2,435	877,964
Medtronic, Inc.	11,570	505,493
St. Jude Medical, Inc.(a)	8,100	330,642
Stryker Corp.	4,040	232,058
Varian Medical Systems, Inc.(a)	1,820	102,612
Zimmer Holdings, Inc.(a)	5,510	335,614
		3,574,826
HEALTH CARE PROVIDERS & SERVICES (3.8%)
Aetna, Inc.	9,770	288,704
AmerisourceBergen Corp.	18,140	559,619
Cardinal Health, Inc.	17,990	624,073
CIGNA Corp.	16,790	538,287
Coventry Health Care, Inc.(a)	17,326	411,319
DaVita, Inc.(a)	5,460	340,868
Express Scripts, Inc.(a)	5,488	549,514
Humana, Inc.(a)	9,890	452,171
Laboratory Corp. of America Holdings(a)	3,520	276,566
McKesson Corp.	9,150	593,012
Medco Health Solutions, Inc.(a)	8,370	493,160
Patterson Cos., Inc.	2,550	81,575
Quest Diagnostics, Inc.	2,190	125,180
UnitedHealth Group, Inc.	10,894	330,197
WellPoint, Inc.(a)	8,010	430,938
		6,095,183
HOTELS, RESTAURANTS & LEISURE (1.6%)
Darden Restaurants, Inc.	1,850	82,788
Marriott International, Inc., Class A	4,804	176,595
McDonald’s Corp.	10,790	761,666
Starbucks Corp.	22,700	589,746
Starwood Hotels & Resorts Worldwide, Inc.	7,100	387,021
Wyndham Worldwide Corp.	9,820	263,274
YUM! Brands, Inc.	5,400	229,068
		2,490,158
HOUSEHOLD DURABLES (0.7%)
D. R. Horton, Inc.	3,266	47,978
Harman International Industries, Inc.(a)	844	33,321
Jacobs Engineering Group, Inc.(a)	6,300	303,786
Leggett & Platt, Inc.	2,740	67,212
Lennar Corp., Class A	1,710	34,029
Newell Rubbermaid, Inc.	4,140	70,670
Pulte Group, Inc.(a)	3,115	40,775
Snap-on, Inc.	2,550	122,859

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Whirlpool Corp.	3,973	$432,541
		1,153,171
HOUSEHOLD PRODUCTS (1.7%)
Clorox Co.	2,420	156,574
Colgate-Palmolive Co.	5,690	478,529
Kimberly-Clark Corp.	5,420	332,029
Procter & Gamble Co.	27,901	1,734,326
		2,701,458
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Constellation Energy Group	5,520	195,132
NRG Energy, Inc.(a)	960	23,203
The AES Corp.(a)	7,130	82,280
		300,615
INDUSTRIAL CONGLOMERATES (1.7%)
3M Co.	7,314	648,532
General Electric Co.	93,960	1,772,086
Textron, Inc.	11,740	268,142
		2,688,760
INSURANCE (4.0%)
AFLAC, Inc.	5,420	276,203
American International Group, Inc.(a)	8,324	323,804
Aon Corp.	2,850	121,011
Assurant, Inc.	10,100	367,943
Berkshire Hathaway, Inc., Class B(a)	15,630	1,203,510
Chubb Corp.	4,160	219,939
Cincinnati Financial Corp.	7,002	198,857
Genworth Financial, Inc., Class A(a)	34,590	571,427
Hartford Financial Services Group, Inc.	4,110	117,423
Lincoln National Corp.	13,206	403,971
Marsh & McLennan Cos., Inc.	5,130	124,249
MetLife, Inc.	14,150	644,957
Principal Financial Group, Inc.	3,080	89,998
Progressive Corp.	7,470	150,072
Prudential Financial, Inc.	4,745	301,592
The Allstate Corp.	8,900	290,763
The Travelers Cos., Inc.	7,910	401,353
Torchmark Corp.	1,610	86,199
Unum Group	13,000	318,110
XL Capital Ltd., Class A	3,720	66,216
		6,277,597
INTERNET & CATALOG RETAIL (0.2%)
Expedia, Inc.	13,470	318,027
INTERNET SOFTWARE & SERVICES (3.7%)
Akamai Technologies, Inc.(a)	20,750	805,722
Amazon.com, Inc.(a)	8,520	1,167,751
Google, Inc., Class A(a)	3,223	1,693,493
McAfee, Inc.(a)	6,990	242,903
Priceline.com, Inc.(a)	3,572	936,043
Salesforce.com, Inc.(a)	10,450	894,520
VeriSign, Inc.(a)	3,190	86,991
		5,827,423

	Shares	Value
IT SERVICES (1.1%)
Automatic Data Processing, Inc.	6,080	$263,629
Cognizant Technology Solutions Corp., Class A(a)	17,390	890,020
Computer Sciences Corp.(a)	2,030	106,352
Fidelity National Information Services, Inc.	3,286	86,389
Fiserv, Inc.(a)	1,970	100,647
Paychex, Inc.	4,290	131,274
Western Union Co.	7,040	128,480
		1,706,791
LEISURE EQUIPMENT & PRODUCTS (0.3%)
Eastman Kodak Co.(a)	28,270	173,012
Hasbro, Inc.	5,890	225,941
Mattel, Inc.	4,860	112,023
		510,976
LIFE SCIENCES TOOLS AND SERVICES (0.2%)
Thermo Fisher Scientific, Inc.(a)	4,770	263,686
MACHINERY (1.9%)
Caterpillar, Inc.	9,490	646,174
Cummins, Inc.	2,040	147,349
Danaher Corp.	4,710	396,959
Deere & Co.	4,242	253,756
Dover Corp.	1,730	90,341
Eaton Corp.	3,420	263,887
Flowserve Corp.	4,750	544,255
Illinois Tool Works, Inc.	3,490	178,339
ITT Industries, Inc.	4,680	260,068
PACCAR, Inc.	3,345	155,609
Pall Corp.	920	35,871
Parker Hannifin Corp.	1,525	105,500
		3,078,108
MARINE (0.2%)
Carnival Corp.	6,080	253,536
MEDIA (0.8%)
CBS Corp., Class B	11,230	182,038
Discovery Communications, Inc., Class A(a)	4,370	169,119
Gannett Co., Inc.	3,250	55,315
Interpublic Group of Cos., Inc.(a)	29,420	262,132
McGraw Hill Cos., Inc.	3,460	116,671
Meredith Corp.	2,300	82,639
New York Times Co., Class A(a)	2,790	27,677
Omnicom Group, Inc.	3,310	141,205
Scripps Networks Interactive, Class A	2,580	116,977
The Washington Post Co., Class B	328	166,349
		1,320,122
METALS & MINING (1.9%)
AK Steel Holding Corp.	1,140	19,095
Alcoa, Inc.	29,140	391,642
Allegheny Technologies, Inc.	880	47,054
Cliffs Natural Resources, Inc.	10,910	682,202
Freeport-McMoRan Copper & Gold, Inc., Class B	9,019	681,205

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Newmont Mining Corp.	8,260	$463,221
Nucor Corp.	2,790	126,443
Titanium Metals Corp.(a)	1,370	21,125
United States Steel Corp.	9,990	546,053
		2,978,040
MULTI-UTILITIES (2.3%)
Ameren Corp.	10,890	282,704
CenterPoint Energy, Inc.	13,820	198,455
CMS Energy Corp.	14,110	229,429
Consolidated Edison, Inc.	5,730	258,996
Dominion Resources, Inc.	6,154	257,237
DTE Energy Co.	5,650	272,161
Duke Energy Corp.	16,666	279,656
Integrys Energy Group, Inc.	11,608	575,873
NiSource, Inc.	20,580	335,454
PG&E Corp.	4,050	177,390
Public Service Enterprise Group, Inc.	4,676	150,240
SCANA Corp.	3,840	151,565
Sempra Energy	3,030	149,015
TECO Energy, Inc.	4,460	75,508
Wisconsin Energy Corp.	1,440	75,614
Xcel Energy, Inc.	8,520	185,310
		3,654,607
MULTILINE RETAIL (1.7%)
Big Lots, Inc.(a)	5,250	200,550
Family Dollar Stores, Inc.	1,440	56,966
J.C. Penney Co., Inc.	10,140	295,784
Kohl’s Corp.(a)	6,030	331,590
Macy’s, Inc.	4,612	106,998
Nordstrom, Inc.	13,260	548,036
Sears Holdings Corp.(a)	6,450	780,128
Target Corp.	7,260	412,876
		2,732,928
OFFICE ELECTRONICS (0.3%)
Xerox Corp.	41,575	453,168
OIL, GAS & CONSUMABLE FUELS (9.7%)
Anadarko Petroleum Corp.	11,220	697,435
Apache Corp.	3,200	325,632
Cabot Oil & Gas Corp., Class A	720	26,014
Chesapeake Energy Corp.	11,570	275,366
Chevron Corp.	19,879	1,618,946
ConocoPhillips	15,969	945,205
CONSOL Energy, Inc.	1,850	82,658
Denbury Resources, Inc.(a)	30,590	585,799
Devon Energy Corp.	4,260	286,826
El Paso Corp.	6,790	82,159
EOG Resources, Inc.	4,950	554,994
EQT Corp.	1,020	44,360
Exxon Mobil Corp.	42,872	2,908,865
Hess Corp.	6,150	390,833
Marathon Oil Corp.	15,960	513,114
Massey Energy Co.	11,460	419,780
Murphy Oil Corp.	1,960	117,894
Noble Energy, Inc.	3,950	301,780

	Shares	Value
Occidental Petroleum Corp.	10,312	$914,262
Peabody Energy Corp.	8,640	403,661
Pioneer Natural Resources Co.	5,570	357,204
Range Resources Corp.	7,900	377,304
Southwestern Energy Co.(a)	11,180	443,622
Sunoco, Inc.	18,580	609,052
Tesoro Corp.	51,370	675,515
Valero Energy Corp.	38,050	791,059
Williams Cos., Inc.	9,930	234,447
XTO Energy, Inc.	10,325	490,644
		15,474,430
PAPER & FOREST PRODUCTS (0.3%)
International Paper Co.	4,210	112,575
MeadWestvaco Corp.	11,550	313,814
Weyerhaeuser Co.	2,130	105,478
		531,867
PERSONAL PRODUCTS (0.3%)
Avon Products, Inc.	10,140	327,826
The Estee Lauder Cos., Inc., Class A	1,850	121,952
		449,778
PHARMACEUTICALS (2.2%)
Abbott Laboratories	17,080	873,813
Allergan, Inc.	8,360	532,449
Bristol-Myers Squibb Co.	18,960	479,499
Eli Lilly & Co.	13,990	489,230
Forest Laboratories, Inc.(a)	4,940	134,664
King Pharmaceuticals, Inc.(a)	4,190	41,062
Mylan Laboratories, Inc.(a)	27,670	609,570
Watson Pharmaceuticals, Inc.(a)	9,260	396,513
		3,556,800
REAL ESTATE – OPERATIONS AND DEVELOPMENT (0.3%)
CB Richard Ellis Group, Inc., Class A(a)	24,170	418,624
REAL ESTATE INVESTMENT TRUST (1.8%)
Apartment Investment & Management Co., Class A	1,909	42,781
AvalonBay Communities, Inc.	971	101,023
Boston Properties, Inc.	1,630	128,542
Equity Residential	3,170	143,506
HCP, Inc.	3,030	97,323
Health Care REIT, Inc.	1,340	60,206
Host Hotels & Resorts, Inc.	19,653	319,558
Kimco Realty Corp.	11,900	185,521
Plum Creek Timber Co., Inc.	1,510	60,098
ProLogis	44,440	585,275
Public Storage, Inc.	1,457	141,198
Simon Property Group, Inc.	3,115	277,297
Ventas, Inc.	11,640	549,757
Vornado Realty Trust	1,845	153,818
		2,845,903
ROAD & RAIL (0.7%)
CSX Corp.	3,760	210,748
Norfolk Southern Corp.	3,580	212,401

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Ryder System, Inc.	5,100	$237,252
Union Pacific Corp.	5,050	382,083
		1,042,484
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Advanced Micro Devices, Inc.(a)	5,510	49,921
Altera Corp.	9,900	251,064
Analog Devices, Inc.	3,130	93,681
Applied Materials, Inc.	12,470	171,837
Broadcom Corp., Class A	16,100	555,289
Intel Corp.	49,420	1,128,259
KLA-Tencor Corp.	1,670	56,880
Linear Technology Corp.	2,070	62,224
LSI Logic Corp.(a)	6,630	39,913
MEMC Electronic Materials, Inc.(a)	2,520	32,684
Microchip Technology, Inc.	2,230	65,138
Micron Technology, Inc.(a)	9,490	88,732
National Semiconductor Corp.	3,150	46,557
Novellus Systems, Inc.(a)	1,180	30,916
NVIDIA Corp.(a)	12,735	200,194
QLogic Corp.(a)	17,200	333,164
Teradyne, Inc.(a)	1,870	22,870
Texas Instruments, Inc.	11,750	305,617
Xilinx, Inc.	3,090	79,660
		3,614,600
SOFTWARE (3.8%)
Adobe Systems, Inc.(a)	10,814	363,242
Autodesk, Inc.(a)	8,310	282,623
BMC Software, Inc.(a)	6,820	268,435
CA, Inc.	4,280	97,627
Citrix Systems, Inc.(a)	7,730	363,310
Compuware Corp.(a)	6,720	57,792
Electronic Arts, Inc.(a)	3,460	67,020
Intuit, Inc.(a)	4,030	145,725
Microsoft Corp.	75,970	2,320,124
Novell, Inc.(a)	4,510	25,301
Oracle Corp.	45,251	1,169,286
Red Hat, Inc.(a)	26,500	791,555
Symantec Corp.(a)	7,762	130,169
		6,082,209
SPECIALTY RETAIL (3.2%)
Abercrombie & Fitch Co., Class A	7,470	326,663
AutoNation, Inc.(a)	9,880	199,576
AutoZone, Inc.(a)	1,425	263,639
Bed Bath & Beyond, Inc.(a)	8,130	373,655
Best Buy Co., Inc.	13,030	594,168
GameStop Corp., Class A(a)	1,662	40,403
Gap, Inc.	4,720	116,726
Home Depot, Inc.	14,940	526,635
Limited Brands	3,410	91,388

	Shares	Value
Lowe’s Cos., Inc.	12,380	$335,746
O’Reilly Automotive, Inc.(a)	5,900	288,451
Office Depot, Inc.(a)	3,920	26,891
RadioShack Corp.	1,290	27,799
Ross Stores, Inc.	6,390	357,840
Staples, Inc.	6,455	151,886
The Sherwin-Williams Co.	1,190	92,903
Tiffany & Co.	8,660	419,837
TJX Cos., Inc.	8,350	386,939
Urban Outfitters, Inc.(a)	11,380	426,864
		5,048,009
TEXTILES APPAREL & LUXURY GOODS (0.8%)
Coach, Inc.	15,310	639,192
NIKE, Inc., Class B	3,760	285,422
Polo Ralph Lauren Corp.	3,340	300,266
VF Corp.	730	63,087
		1,287,967
THRIFTS & MORTGAGE FINANCE (0.2%)
Hudson City Bancorp, Inc.	17,750	236,075
People’s United Financial, Inc.	2,110	32,768
		268,843
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.	1,330	72,738
W.W. Grainger, Inc.	1,730	191,234
		263,972
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
American Tower Corp., Class A(a)	5,460	222,823
MetroPCS Communications, Inc.(a)	23,250	177,398
Sprint Corp.(a)	108,082	459,348
		859,569
TOTAL COMMON STOCKS		158,204,506
MONEY MARKET FUND (0.4%)
Fifth Third Institutional Government Money Market Fund, 0.03%(b)	567,716	567,716
TOTAL MONEY MARKET FUND		567,716
TOTAL INVESTMENTS (COST $ 149,761,305) 100.0%		158,772,222
LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%		(10,885)
NET ASSETS 100.0%		$158,761,337
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2010.

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.6%)
AEROSPACE & DEFENSE (1.1%)
AAR Corp.(a)	3,430	$83,623
Aerovironment, Inc.(a)	800	20,944
Alliant Techsystems, Inc.(a)	1,500	121,365
American Science & Engineering, Inc.	310	23,297
Applied Signal Technology, Inc.	600	11,214
BE Aerospace, Inc.(a)	8,600	255,506
Ceradyne, Inc.(a)	4,420	98,124
Cubic Corp.	770	28,729
Curtiss-Wright Corp.	2,150	76,691
Esterline Technologies Corp.(a)	1,430	79,765
GenCorp, Inc.(a)	14,660	91,185
Moog, Inc., Class A(a)	2,970	110,395
Orbital Sciences Corp.(a)	3,040	55,875
Teledyne Technologies, Inc.(a)	1,690	73,684
Triumph Group, Inc.	720	55,843
		1,186,240
AIR FREIGHT & LOGISTICS (0.1%)
Forward Air Corp.	1,470	41,189
Hub Group, Inc., Class A(a)	1,470	47,055
		88,244
AIRLINES (0.5%)
AirTran Holdings, Inc.(a)	5,060	26,717
Alaska Air Group, Inc.(a)	2,790	115,534
Allegiant Travel Co.(a)	2,380	122,403
JetBlue Airways Corp.(a)	14,540	81,279
SkyWest, Inc.	9,150	137,067
		483,000
AUTO COMPONENTS (0.8%)
BorgWarner, Inc.(a)	4,960	214,966
Drew Industries, Inc.(a)	900	23,085
Gentex Corp.	8,110	174,284
LKQ Corp.(a)	12,010	252,930
Standard Motor Products, Inc.	8,310	88,585
Superior Industries International, Inc.	3,430	57,830
		811,680
AUTO PARTS & EQUIPMENT (0.0%)
ATC Technology Corp.(a)	900	18,396
Spartan Motors, Inc.	2,760	17,029
		35,425
AUTOMOBILES (0.1%)
Thor Industries, Inc.	1,550	55,350
Winnebago Industries, Inc.(a)	1,130	18,792
		74,142
BEVERAGES (0.2%)
Hansen Natural Corp.(a)	5,450	240,236
BIOTECHNOLOGY (1.2%)
ArQule, Inc.(a)	1,120	7,134
Emergent Biosolutions, Inc.(a)	640	10,419
Martek Biosciences Corp.(a)	1,920	42,298

	Shares	Value
Neogen Corp.(a)	2,785	$73,218
OSI Pharmaceuticals, Inc.(a)	4,570	268,122
Regeneron Pharmaceuticals, Inc.(a)	7,700	196,581
Savient Pharmaceuticals, Inc.(a)	2,710	39,295
United Therapeutics Corp.(a)	4,470	254,298
Vertex Pharmaceuticals, Inc.(a)	8,300	321,791
		1,213,156
BUILDING PRODUCTS (1.0%)
AAON, Inc.	2,230	53,832
Apogee Enterprises, Inc.	4,540	62,380
Comfort Systems USA, Inc.	4,650	65,472
Eagle Materials, Inc.	2,020	64,377
Griffon Corp.(a)	4,570	64,437
Lennox International, Inc.	2,070	93,688
Lumber Liquidators Holdings, Inc.(a)	7,850	239,111
NCI Building Systems, Inc.(a)	17,024	234,591
Quanex Building Products Corp.	1,905	36,195
Simpson Manufacturing Co., Inc.	1,790	60,842
Universal Forest Products, Inc.	2,000	84,100
		1,059,025
CAPITAL MARKETS (1.3%)
Apollo Investment Corp.	8,580	104,333
Eaton Vance Corp.	5,120	180,429
Investment Technology Group, Inc.(a)	1,990	34,566
Jefferies Group, Inc.	5,190	141,272
LaBranche & Co., Inc.(a)	15,710	77,607
optionsXpress Holdings, Inc.(a)	7,500	133,125
Piper Jaffray Cos., Inc.(a)	770	30,307
Raymond James Financial, Inc.	4,150	127,156
SEI Investments Co.	5,940	133,413
SWS Group, Inc.	3,075	34,040
TradeStation Group, Inc.(a)	8,440	70,558
Waddell & Reed Financial, Inc., Class A	6,920	256,871
		1,323,677
CHEMICALS (2.4%)
A. Schulman, Inc.	3,560	92,596
Albemarle Corp.	3,810	173,965
American Vanguard Corp.	550	4,455
Arch Chemicals, Inc.	1,100	37,411
Ashland, Inc.	5,360	319,242
Balchem Corp.	5,355	138,909
Cabot Corp.	2,940	95,668
Cytec Industries, Inc.	2,910	139,855
H.B. Fuller Co.	1,950	45,727
Intrepid Potash, Inc.(a)	1,780	46,743
Lubrizol Corp.	3,480	314,383
Minerals Technologies, Inc.	860	49,622
NewMarket Corp.	1,740	191,400
Olin Corp.	3,270	68,670
OM Group, Inc.(a)	2,870	108,342
Penford Corp.(a)	3,800	35,150
PolyOne Corp.(a)	4,950	55,984
Quaker Chemical Corp.	2,240	70,493
RPM International, Inc.	5,940	131,155

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Sensient Technologies Corp.	2,140	$67,474
Stepan Co.	260	19,695
The Scotts Miracle-Gro Co., Class A	1,980	95,931
The Valspar Corp.	4,320	135,302
Zep, Inc.	775	14,291
		2,452,463
COMMERCIAL BANKS (4.2%)
Associated Bancorp	12,080	175,522
BancorpSouth, Inc.	3,100	68,634
Bank of Hawaii Corp.	2,270	120,038
Bank of the Ozarks, Inc.	780	30,007
Boston Private Financial Holdings, Inc.	2,680	21,252
Cathay General Bancorp	15,220	188,271
City Holding Co.	630	22,075
City National Corp.	2,280	141,998
Columbia Banking System, Inc.	1,120	25,178
Commerce Bancshares, Inc.	3,314	137,266
Community Bank System, Inc.	1,480	36,512
Cullen/Frost Bankers, Inc.	3,080	182,829
East West Bancorp, Inc.	6,050	118,519
First Bancorp	61,240	129,829
First Commonwealth Financial Corp.	16,640	108,992
First Financial Bancorp	1,890	36,118
First Financial Bankshares, Inc.	1,130	60,432
First Midwest Bancorp, Inc.	5,690	86,488
FirstMerit Corp.	3,510	82,485
Fulton Financial Corp.	6,780	71,190
Glacier Bancorp, Inc.	2,310	42,712
Hancock Holding Co.	1,340	54,779
Hanmi Financial Corp.(a)	34,150	101,767
Home Bancshares, Inc.	730	20,528
Independent Bank Corp. – Massachusetts	900	23,346
International Bancshares Corp.	2,280	55,108
Nara Bancorp, Inc.(a)	1,910	17,190
National Penn Bancshares, Inc.	17,010	124,513
NBT Bancorp, Inc.	1,270	31,077
Old National Bancorp	3,340	44,789
PacWest Bancorp	1,660	39,857
Pinnacle Financial Partners, Inc.(a)	6,530	99,778
PrivateBancorp, Inc.	2,460	35,227
Prosperity Bancshares, Inc.	2,190	85,892
S&T Bancorp, Inc.	980	23,569
Signature Bank(a)	4,050	163,539
Simmons First National Corp., Class A	650	18,252
South Financial Group, Inc.	45,790	35,258
Sterling Bancorp	3,450	36,950
Sterling Bancshares, Inc.	10,420	61,270
Susquehanna Bancshares, Inc.	18,170	198,053
SVB Financial Group(a)	1,960	96,491
Synovus Financial Corp.	33,060	99,511
TCF Financial Corp.	5,330	99,298
Tompkins Financial Corp.	439	17,832
Trustmark Corp.	2,140	52,387
UMB Financial Corp.	1,360	57,283
Umpqua Holdings Corp.	7,690	114,889

	Shares	Value
United Bankshares, Inc.	1,590	$46,174
United Community Banks, Inc.(a)	15,680	91,571
Valley National Bancorp	5,842	94,874
Westamerica Bancorp	1,560	91,681
Whitney Holding Corp.	13,130	179,881
Wilmington Trust Corp.	5,810	100,687
Wilshire Bancorp, Inc.	2,450	26,607
Wintrust Financial Corp.	2,290	85,417
		4,411,672
COMMERCIAL SERVICES & SUPPLIES (4.3%)
ABM Industries, Inc.	4,630	99,499
Administaff, Inc.	960	21,254
Bowne & Co., Inc.	13,304	148,739
Brady Corp.	2,200	75,592
Brink’s Home Security Holdings, Inc.(a)	2,070	86,816
CDI Corp.	8,320	145,018
Clean Harbors, Inc.(a)	1,030	65,333
Coinstar, Inc.(a)	4,960	220,026
Consolidated Graphics, Inc.(a)	520	21,793
Copart, Inc.(a)	2,950	105,285
Corrections Corp. of America(a)	5,050	104,636
Darling International, Inc.(a)	19,200	182,208
Deluxe Corp.	2,890	60,603
Exponent, Inc.(a)	530	15,799
Forrester Research, Inc.(a)	600	19,266
FTI Consulting, Inc.(a)	3,630	149,302
G & K Services, Inc., Class A	970	26,665
Healthcare Services Group, Inc.	1,615	34,706
Heartland Payment Systems, Inc.	5,650	103,847
Heidrick & Struggles International, Inc.	2,870	75,797
Herman Miller, Inc.	2,930	62,175
HMS Holdings Corp.(a)	3,660	195,810
HNI Corp.	2,090	64,874
Kelly Services, Inc., Class A(a)	9,660	155,333
Korn/Ferry International, Inc.(a)	2,260	36,635
Landauer, Inc.	330	22,490
Lender Processing Services, Inc.	4,140	156,285
Manpower, Inc.	4,950	277,695
Mine Safety Appliances Co.	1,340	39,383
Mobile Mini, Inc.(a)	1,340	22,271
Monro Muffler Brake, Inc.	2,270	81,402
Navigant Consulting, Inc.(a)	2,680	34,518
On Assignment, Inc.(a)	1,130	7,944
Rewards Network, Inc.	3,403	44,307
Rollins, Inc.	2,260	49,155
School Specialty, Inc.(a)	3,040	71,318
SFN Group, Inc.(a)	13,070	111,748
Standard Register Co.	10,500	54,075
TeleTech Holdings, Inc.(a)	6,270	103,768
Tetra Tech, Inc.(a)	3,720	90,582
The Brink’s Co.	3,310	88,145
The Corporate Executive Board Co.	1,620	44,485
The Geo Group, Inc.(a)	2,430	51,467
Towers Watson & Co., Class A	1,920	92,160
TrueBlue, Inc.(a)	1,650	26,054

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
United Stationers, Inc.(a)	2,040	$124,889
Viad Corp.	4,590	107,406
Volt Information Sciences, Inc.(a)	13,545	169,854
Waste Connections, Inc.(a)	3,335	119,360
Wright Express Corp.(a)	7,310	248,321
		4,516,093
COMMUNICATIONS EQUIPMENT (2.0%)
ADC Telecommunications, Inc.(a)	4,270	34,203
ADTRAN, Inc.	2,100	56,217
Arris Group, Inc.(a)	4,839	59,471
Bel Fuse, Inc.	700	16,394
Belden CDT, Inc.	2,090	57,391
Black Box Corp.	2,610	81,406
Blue Coat Systems, Inc.(a)	8,790	285,939
Ciena Corp.(a)	3,580	66,194
CommScope, Inc.(a)	9,020	293,872
Comtech Telecommunications Corp.(a)	1,280	39,987
Digi International, Inc.(a)	3,130	33,522
Dycom Industries, Inc.(a)	8,220	87,296
EMS Technologies, Inc.(a)	4,240	67,374
F5 Networks, Inc.(a)	5,210	356,520
Harmonic, Inc.(a)	3,270	22,367
NETGEAR, Inc.(a)	4,650	125,829
Network Equipment Technologies, Inc.(a)	920	4,720
PCTEL, Inc.(a)	750	4,883
Plantronics, Inc.	2,230	74,036
Polycom, Inc.(a)	7,030	228,826
Symmetricom, Inc.(a)	4,020	26,653
Tekelec(a)	2,370	42,968
Tollgrade Communications, Inc.(a)	500	3,180
ViaSat, Inc.(a)	1,260	44,667
		2,113,915
COMPUTERS & PERIPHERALS (0.8%)
Adaptec, Inc.(a)	3,850	11,897
Avid Technology, Inc.(a)	1,470	21,462
Compellent Technologies, Inc.(a)	7,740	97,292
Diebold, Inc.	3,750	117,562
Hutchinson Technology, Inc.(a)	1,470	8,952
Integral Systems, Inc.(a)	1,800	15,696
Intermec, Inc.(a)	1,950	22,366
NCI, Inc., Class A(a)	100	2,841
NCR Corp.(a)	11,160	146,866
Novatel Wireless, Inc.(a)	17,630	120,765
Palm, Inc.(a)	6,770	39,266
Stratasys, Inc.(a)	4,020	95,837
Synaptics, Inc.(a)	5,300	162,286
		863,088
CONSTRUCTION & ENGINEERING (1.1%)
AECOM Technology Corp.(a)	5,960	179,217
EMCOR Group, Inc.(a)	5,490	156,794
Granite Construction, Inc.	2,740	92,091
Insituform Technologies, Inc., Class A(a)	1,440	34,517
KBR, Inc.	10,480	231,399
Shaw Group, Inc.(a)	5,070	194,080

	Shares	Value
URS Corp.(a)	5,280	$271,128
		1,159,226
CONSTRUCTION MATERIALS (0.2%)
Headwaters, Inc.(a)	3,800	22,800
Martin Marietta Materials, Inc.	1,900	182,172
Texas Industries, Inc.	1,230	46,543
		251,515
CONSUMER FINANCE (0.5%)
AmeriCredit Corp.(a)	7,740	185,296
Cash America International, Inc.	3,340	123,780
First Cash Financial Services, Inc.(a)	4,020	88,681
World Acceptance Corp.(a)	4,000	141,120
		538,877
CONTAINERS & PACKAGING (0.8%)
AptarGroup, Inc.	2,880	123,955
Greif, Inc., Class A	2,550	150,909
Myers Industries, Inc.	4,840	52,562
Packaging Corp. of America	4,960	122,661
Rock-Tenn Co., Class A	1,860	95,976
Silgan Holdings, Inc.	1,160	69,983
Sonoco Products Co.	4,220	139,808
Temple-Inland, Inc.	4,980	116,134
		871,988
DISTRIBUTORS (0.1%)
Audiovox Corp., Class A(a)	9,850	91,703
MWI Veterinary Supply, Inc.(a)	570	23,912
		115,615
DIVERSIFIED CONSUMER SERVICES (1.3%)
American Public Education, Inc.(a)	780	33,033
Capella Education Co.(a)	1,240	112,369
Career Education Corp.(a)	3,160	92,493
Corinthian Colleges, Inc.(a)	3,410	53,264
Hillenbrand, Inc.	3,750	92,175
Interval Leisure Group, Inc.(a)	5,780	85,486
ITT Educational Services, Inc.(a)	1,685	170,404
Matthews International Corp., Class A	1,260	44,100
NutriSystem, Inc.	6,100	117,913
Pre-Paid Legal Services, Inc.(a)	440	19,567
Regis Corp.	7,600	145,312
Service Corp. International	11,050	99,229
Sotheby’s	5,400	180,360
Strayer Education, Inc.	531	129,097
Universal Technical Institute, Inc.(a)	1,120	26,835
		1,401,637
DIVERSIFIED FINANCIAL SERVICES (1.1%)
Affiliated Managers Group, Inc.(a)	2,670	224,760
EZCORP, Inc., Class A(a)	1,870	38,728
Greenhill & Co., Inc.	800	70,312
MSCI, Inc., Class A(a)	6,500	225,225
National Financial Partners Corp.(a)	15,730	242,085
Portfolio Recovery Associates, Inc.(a)	2,540	168,834

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Stifel Financial Corp.(a)	3,150	$180,589
		1,150,533
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Cincinnati Bell, Inc.(a)	7,770	26,185
General Communication, Inc., Class A(a)	1,510	9,287
Iowa Telecommunications Services, Inc.	1,860	31,322
NeuStar, Inc., Class A(a)	5,030	123,084
tw telecom, Inc.(a)	10,120	180,136
		370,014
ELECTRIC UTILITIES (1.0%)
ALLETE, Inc.	1,120	40,846
Central Vermont Public Service Corp.	1,760	38,386
Cleco Corp.	2,370	64,938
DPL, Inc.	5,000	140,900
El Paso Electric Co.(a)	1,610	34,213
Great Plains Energy, Inc.	7,451	144,028
Hawaiian Electric Industries, Inc.	5,240	122,354
IDACORP, Inc.	1,880	67,830
NV Energy, Inc.	12,690	158,498
UIL Holdings Corp.	1,830	53,125
Unisource Energy Corp.	1,510	50,313
Westar Energy, Inc.	6,080	144,035
		1,059,466
ELECTRICAL EQUIPMENT (1.3%)
A.O. Smith Corp.	1,030	53,179
Acuity Brands, Inc.	1,800	81,378
AMETEK, Inc.	5,690	246,092
AZZ, Inc.	3,980	161,668
Baldor Electric Co.	6,270	240,831
Encore Wire Corp.	2,960	65,742
Hubbell, Inc., Class B	2,630	122,216
MagneTek, Inc.(a)	1,070	2,108
REGAL-BELOIT Corp.	1,670	105,661
Thomas & Betts Corp.(a)	5,040	211,378
Vicor Corp.(a)	570	8,618
Woodward Governor Co.	2,450	78,522
		1,377,393
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.3%)
Agilysys, Inc.	1,180	12,803
Anixter International, Inc.(a)	1,320	69,168
Arrow Electronics, Inc.(a)	7,480	228,140
Avnet, Inc.(a)	7,710	246,489
Badger Meter, Inc.	640	26,470
Benchmark Electronics, Inc.(a)	3,060	66,218
Brightpoint, Inc.(a)	4,310	34,868
Checkpoint Systems, Inc.(a)	1,690	38,177
Cognex Corp.	1,630	34,083
CTS Corp.	4,980	52,290
Daktronics, Inc.	2,530	21,201
DTS, Inc.(a)	630	20,941
Electro Scientific Industries, Inc.(a)	1,800	24,786
ESCO Technologies, Inc.	1,130	34,861
FARO Technologies, Inc.(a)	2,650	66,806
Gerber Scientific, Inc.(a)	19,050	137,160

	Shares	Value
II-VI, Inc.(a)	1,100	$39,446
Ingram Micro, Inc.(a)	11,740	213,198
Insight Enterprises, Inc.(a)	5,260	79,058
Itron, Inc.(a)	3,010	239,626
Keithley Instruments, Inc.	2,740	23,317
Littelfuse, Inc.(a)	950	40,118
LoJack Corp.(a)	3,020	12,624
Mercury Computer Systems, Inc.(a)	6,730	86,548
Methode Electronics, Inc.	2,460	27,306
Mettler-Toledo International, Inc.(a)	1,670	209,552
MTS Systems Corp.	800	23,896
National Instruments Corp.	2,310	79,880
Newport Corp.(a)	1,130	13,368
Park Electrochemical Corp.	1,070	32,325
Plexus Corp.(a)	1,790	66,319
RadiSys Corp.(a)	900	8,811
Rogers Corp.(a)	650	21,756
Rovi Corp.(a)	6,590	256,878
ScanSource, Inc.(a)	2,810	78,287
SYNNEX Corp.(a)	3,980	109,132
Tech Data Corp.(a)	4,430	190,047
Technitrol, Inc.	3,420	18,468
Trimble Navigation Ltd.(a)	5,210	170,419
TTM Technologies, Inc.(a)	12,950	140,637
Vishay Intertechnology, Inc.(a)	9,070	94,419
		3,389,896
ENERGY EQUIPMENT & SERVICES (2.7%)
Atwood Oceanics, Inc.(a)	7,080	257,783
Basic Energy Services, Inc.(a)	17,880	182,555
Bristow Group, Inc.(a)	2,260	87,485
CARBO Ceramics, Inc.	1,420	104,015
Dril-Quip, Inc.(a)	3,550	205,651
Exterran Holdings, Inc.(a)	2,650	77,248
Gulf Island Fabrication, Inc.	5,560	133,273
Helix Energy Solutions Group, Inc.(a)	4,390	64,006
ION Geophysical Corp.(a)	5,820	34,978
Lufkin Industries, Inc.	1,140	97,048
Matrix Service Co.(a)	6,270	66,650
Oceaneering International, Inc.(a)	4,970	325,535
Patterson-UTI Energy, Inc.	8,850	135,316
Pride International, Inc.(a)	7,240	219,589
SEACOR Holdings, Inc.(a)	900	75,753
Superior Energy Services, Inc.(a)	8,230	222,704
Superior Well Services, Inc.(a)	8,870	128,615
TETRA Technologies, Inc.(a)	16,040	197,132
Tidewater, Inc.	2,300	123,303
Unit Corp.(a)	1,790	85,508
		2,824,147
FOOD & STAPLES RETAILING (0.7%)
BJ’s Wholesale Club, Inc.(a)	4,880	186,806
Casey’s General Stores, Inc.	2,820	108,937
Great Atlantic & Pacific Tea Co., Inc.(a)	5,350	43,068
Nash Finch Co.	3,120	109,262
Ruddick Corp.	3,600	127,224
Spartan Stores, Inc.	6,910	104,272

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
United Natural Foods, Inc.(a)	3,080	$94,525
		774,094
FOOD PRODUCTS (1.9%)
Cal-Maine Foods, Inc.	3,650	121,837
Calavo Growers, Inc.	4,350	75,429
Corn Products International, Inc.	4,560	164,160
Diamond Foods, Inc.	950	40,574
Flowers Foods, Inc.	3,235	85,275
Green Mountain Coffee Roasters, Inc.(a)	4,360	316,798
Hain Celestial Group, Inc.(a)	1,720	34,022
J & J Snack Foods Corp.	730	34,011
Lancaster Colony Corp.	900	49,473
Lance, Inc.	1,280	29,670
Mannatech, Inc.	25,680	99,125
Peet’s Coffee & Tea, Inc.(a)	2,690	106,578
Ralcorp Holdings, Inc.(a)	2,950	196,322
Sanderson Farms, Inc.	2,670	151,309
Smithfield Foods, Inc.(a)	11,630	217,946
Tootsie Roll Industries, Inc.	1,038	27,611
TreeHouse Foods, Inc.(a)	4,860	205,529
		1,955,669
GAS UTILITIES (1.4%)
AGL Resources, Inc.	3,550	140,260
Atmos Energy Corp.	5,370	158,845
Energen Corp.	3,090	151,008
National Fuel Gas Co.	3,530	183,631
New Jersey Resources Corp.	2,430	91,684
Northwest Natural Gas Co.	1,210	57,342
Piedmont Natural Gas Co., Inc.	3,120	85,800
South Jersey Industries, Inc.	1,480	66,763
Southern Union Co.	6,310	164,880
Southwest Gas Corp.	2,610	81,171
The Laclede Group, Inc.	1,940	66,115
UGI Corp.	5,640	155,044
WGL Holdings, Inc.	2,600	92,924
		1,495,467
HEALTH CARE EQUIPMENT & SUPPLIES (3.6%)
Abaxis, Inc.(a)	3,480	90,167
Align Technology, Inc.(a)	9,130	155,027
American Medical Systems Holdings, Inc.(a)	10,070	180,454
Analogic Corp.	570	27,257
Beckman Coulter, Inc.	3,150	196,560
Bio-Rad Laboratories, Inc., Class A(a)	740	82,651
Cantel Medical Corp.	3,920	78,243
CONMED Corp.(a)	1,180	26,243
Cooper Cos., Inc.	4,830	187,839
Cyberonics, Inc.(a)	990	19,335
Edwards Lifesciences Corp.(a)	2,840	292,747
Gen-Probe, Inc.(a)	2,210	104,732
Greatbatch, Inc.(a)	1,010	22,563
Haemonetics Corp.(a)	1,200	69,432
Hanger Orthopedic Group, Inc.(a)	1,530	28,519
Hill-Rom Holdings, Inc.	2,640	83,714
Hologic, Inc.(a)	11,610	207,471

	Shares	Value
ICU Medical, Inc.(a)	660	$23,503
IDEXX Laboratories, Inc.(a)	4,230	279,772
Immucor, Inc.(a)	3,290	70,439
Integra LifeSciences Holdings(a)	3,250	147,648
Invacare Corp.	1,540	40,702
Kensey Nash Corp.(a)	680	15,402
Kinetic Concepts, Inc.(a)	4,450	192,685
Masimo Corp.	4,450	104,175
Meridian Bioscience, Inc.	1,990	39,780
Merit Medical Systems, Inc.(a)	1,300	21,021
Natus Medical, Inc.(a)	6,980	118,939
Osteotech, Inc.(a)	25,600	108,800
Palomar Medical Technologies, Inc.(a)	1,400	17,584
ResMed, Inc.(a)	3,980	272,351
STERIS Corp.	2,530	84,198
SurModics, Inc.(a)	950	17,670
Symmetry Medical, Inc.(a)	4,670	53,985
Theragenics Corp.(a)	1,190	1,833
Thoratec Corp.(a)	2,490	111,029
Varian, Inc.(a)	1,300	67,327
West Pharmaceutical Services, Inc.	1,470	61,520
Zoll Medical Corp.(a)	2,310	70,571
		3,773,888
HEALTH CARE PROVIDERS & SERVICES (4.7%)
Air Methods Corp.(a)	3,390	112,141
Almost Family, Inc.(a)	1,690	71,588
Amedisys, Inc.(a)	3,279	188,805
AMERIGROUP Corp.(a)	4,270	154,745
AMN Healthcare Services, Inc.(a)	12,600	115,164
AmSurg Corp.(a)	2,190	45,377
Bio-Reference Laboratories, Inc.(a)	4,820	112,788
Catalyst Health Solutions, Inc.(a)	5,280	223,397
Centene Corp.(a)	5,380	123,202
Chemed Corp.	1,320	72,613
CorVel Corp.(a)	350	11,655
Cross Country Healthcare, Inc.(a)	1,010	10,120
CryoLife, Inc.(a)	830	5,071
Genoptix, Inc.(a)	3,650	141,218
Gentiva Health Services, Inc.(a)	2,630	75,428
Health Net, Inc.(a)	9,040	199,061
HealthSpring, Inc.(a)	4,700	82,720
Healthways, Inc.(a)	9,600	156,384
Henry Schein, Inc.(a)	3,980	240,671
inVentive Health, Inc.(a)	1,830	42,145
IPC The Hospitalist Co.(a)	5,190	161,098
Kindred Healthcare, Inc.(a)	11,300	201,592
LCA-Vision, Inc.(a)	2,330	19,642
LHC Group, Inc.(a)	2,910	99,231
Lincare Holdings, Inc.(a)	5,670	264,732
Magellan Health Services, Inc.(a)	2,080	87,797
MedCath Corp.(a)	12,650	125,741
MEDNAX, Inc.(a)	3,950	217,013
Molina Healthcare, Inc.(a)	5,490	160,143
Odyssey Healthcare, Inc.(a)	8,530	177,680
Omnicare, Inc.	8,620	239,550

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Owens & Minor, Inc.	5,445	$171,245
PharMerica Corp.(a)	5,830	112,519
PSS World Medical, Inc.(a)	2,400	56,232
Psychiatric Solutions, Inc.(a)	2,770	89,111
RehabCare, Inc.(a)	5,100	145,452
Res-Care, Inc.(a)	8,760	101,966
VCA Antech, Inc.(a)	4,280	121,809
WellCare Health Plans, Inc.(a)	6,860	196,402
		4,933,248
HEALTH CARE TECHNOLOGY (0.1%)
Computer Programs & Systems, Inc.	450	20,277
Eclipsys Corp.(a)	2,230	46,116
eResearchTechnology, Inc.(a)	3,400	25,058
Omnicell, Inc.(a)	1,350	18,023
Phase Forward, Inc.(a)	1,670	28,073
		137,547
HOTELS, RESTAURANTS & LEISURE (2.9%)
Bob Evans Farms, Inc.	2,780	85,985
Brinker International, Inc.	7,690	142,419
Burger King Holdings, Inc.	3,430	72,373
California Pizza Kitchen, Inc.(a)	7,000	143,500
CEC Entertainment, Inc.(a)	4,330	169,086
Cheesecake Factory(a)	9,900	268,983
Chipotle Mexican Grill, Inc., Class A(a)	2,250	303,547
CKE Restaurants, Inc.	6,430	79,346
Cracker Barrel Old Country Store, Inc.	4,300	212,291
DineEquity, Inc.(a)	850	34,961
International Speedway Corp., Class A	1,520	46,451
Jack in the Box, Inc.(a)	2,730	64,210
LIFE TIME FITNESS, Inc.(a)	5,450	200,342
Marcus Corp.	1,190	15,292
O’Charley’s, Inc.(a)	8,020	76,591
P.F. Chang’s China Bistro, Inc.(a)	3,760	164,086
Panera Bread Co., Class A(a)	3,000	233,820
Papa John’s International, Inc.(a)	1,660	45,484
Red Robin Gourmet Burgers, Inc.(a)	5,770	140,846
Ruby Tuesday, Inc.(a)	15,040	168,298
Ruth’s Hospitality Group, Inc.(a)	5,940	32,254
Sonic Corp.(a)	3,250	38,058
Texas Roadhouse, Inc., Class A(a)	13,230	195,539
Wendy’s/Arby’s Group, Inc., Class A	15,270	81,084
		3,014,846
HOUSEHOLD DURABLES (1.3%)
American Greetings Corp., Class A	1,860	45,682
Ethan Allen Interiors, Inc.	1,650	33,330
Interface, Inc.	2,000	26,160
KB HOME	2,870	53,181
La-Z-Boy, Inc.(a)	2,640	34,426
M.D.C. Holdings, Inc.	1,600	61,280
M/I Homes, Inc.(a)	740	11,544
Meritage Homes Corp.(a)	1,600	38,048
Mohawk Industries, Inc.(a)	2,480	158,075
National Presto Industries, Inc.	1,260	141,082
NVR, Inc.(a)	165	118,478

	Shares	Value
Ryland Group, Inc.	1,950	$44,421
Skyline Corp.	300	6,993
Standard Pacific Corp.(a)	7,390	47,370
Toll Brothers, Inc.(a)	6,090	137,451
Tupperware Corp.	5,630	287,524
Universal Electronics, Inc.(a)	2,550	54,111
		1,299,156
HOUSEHOLD PRODUCTS (0.5%)
Central Garden & Pet Co., Class A(a)	8,320	85,946
Church & Dwight Co., Inc.	3,240	224,370
Energizer Holdings, Inc.(a)	3,160	193,076
WD-40 Co.	770	27,127
		530,519
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Black Hills Corp.	2,680	88,145
Dynegy, Inc., Class A(a)	69,440	92,355
		180,500
INDUSTRIAL CONGLOMERATES (0.3%)
Carlisle Cos., Inc.	2,570	96,966
Standex International Corp.	2,000	47,740
Teleflex, Inc.	1,830	112,216
Tredegar Corp.	2,050	34,973
		291,895
INSURANCE (3.3%)
American Financial Group, Inc.	4,650	136,850
American Physicians Capital, Inc.	580	19,395
Amerisafe, Inc.(a)	1,240	21,204
Arthur J. Gallagher & Co.	3,960	104,029
Brown & Brown, Inc.	5,510	110,971
Delphi Financial Group, Inc., Class A	2,405	66,138
eHealth, Inc.(a)	7,210	98,849
Employers Holdings, Inc.	2,480	40,870
Everest Re Group Ltd.	2,400	183,960
Fidelity National Financial, Inc., Class A	10,840	164,551
First American Financial Corp.	5,380	185,987
HCC Insurance Holdings, Inc.	5,960	162,052
Horace Mann Educators Corp.	5,700	98,097
Infinity Property & Casualty Corp.	630	29,062
Mercury General Corp.	1,560	70,184
Old Republic International Corp.	14,320	214,943
Presidential Life Corp.	4,750	55,955
ProAssurance Corp.(a)	1,490	90,816
Protective Life Corp.	5,300	127,571
Reinsurance Group of America, Inc.	4,020	207,553
RLI Corp.	820	47,560
Safety Insurance Group, Inc.	1,220	45,494
Selective Insurance Group, Inc.	4,400	73,524
StanCorp Financial Group, Inc.	2,840	127,686
Stewart Information Services Corp.	5,780	65,776
The Hanover Insurance Group, Inc.	2,870	129,294
The Navigators Group, Inc.(a)	620	24,881
Tower Group, Inc.	4,690	108,151
Transatlantic Holdings, Inc.	2,890	143,720

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
United Fire & Casualty Co.	2,390	$54,659
Unitrin, Inc.	4,530	132,503
W.R. Berkley Corp.	6,290	169,830
Zenith National Insurance Corp.	1,815	68,643
		3,380,758
INTERNET & CATALOG RETAIL (0.6%)
HSN, Inc.(a)	5,930	178,671
Netflix, Inc.(a)	4,520	446,440
		625,111
INTERNET SOFTWARE & SERVICES (1.8%)
AOL, Inc.(a)	4,470	104,419
Blue Nile, Inc.(a)	3,120	168,449
comScore, Inc.(a)	9,410	170,792
Concur Technologies, Inc.(a)	4,030	168,897
DealerTrack Holdings, Inc.(a)	5,770	87,993
Digital River, Inc.(a)	1,720	48,057
Equinix, Inc.(a)	3,170	319,060
InfoSpace, Inc.(a)	2,340	24,500
J2 Global Communications, Inc.(a)	5,010	120,641
Perficient, Inc.(a)	19,970	249,026
PetMed Express, Inc.	1,370	30,332
Stamps.com, Inc.(a)	4,970	52,682
The Knot, Inc.(a)	5,040	40,874
United Online, Inc.	4,460	35,546
ValueClick, Inc.(a)	8,930	91,800
Websense, Inc.(a)	4,860	110,662
		1,823,730
IT SERVICES (2.4%)
Acxiom Corp.(a)	3,620	69,070
Alliance Data Systems Corp.(a)	3,050	228,933
Broadridge Financial Solutions, Inc.	7,230	172,146
CACI International, Inc., Class A(a)	1,490	70,671
Cerner Corp.(a)	3,810	323,507
Ciber, Inc.(a)	47,660	189,210
Convergys Corp.(a)	7,180	90,755
CSG Systems International, Inc.(a)	5,280	119,962
CyberSource Corp.(a)	10,126	260,036
DST Systems, Inc.	1,850	78,533
Gartner, Inc.(a)	4,660	112,213
Global Payments, Inc.	4,830	206,772
Hewitt Associates, Inc., Class A(a)	3,480	142,645
ManTech International Corp., Class A(a)	1,040	46,831
MAXIMUS, Inc.	1,600	99,056
SRA International, Inc., Class A(a)	2,890	66,701
Stanley, Inc.(a)	3,280	103,746
StarTek, Inc.(a)	1,490	10,102
Sykes Enterprises, Inc.(a)	3,700	84,101
		2,474,990
LEISURE EQUIPMENT & PRODUCTS (1.1%)
Arctic Cat, Inc.(a)	13,120	193,520
Brunswick Corp.	4,250	88,825
Callaway Golf Co.	11,410	107,140
JAKKS Pacific, Inc.(a)	10,750	164,367
MarineMax, Inc.(a)	6,300	70,245

	Shares	Value
Nautilus Group, Inc.(a)	18,940	$64,775
Polaris Industries, Inc.	2,810	166,267
Pool Corp.	2,590	63,533
RC2 Corp.(a)	1,010	18,554
Sturm, Ruger & Co., Inc.	9,580	159,890
		1,097,116
LIFE SCIENCES TOOLS AND SERVICES (0.8%)
Affymetrix, Inc.(a)	4,370	30,328
Cambrex Corp.(a)	3,010	13,214
Charles River Laboratories International, Inc.(a)	3,000	100,440
Covance, Inc.(a)	3,810	217,703
Dionex Corp.(a)	1,310	106,857
Enzo Biochem, Inc.(a)	11,740	70,088
Kendle International, Inc.(a)	4,130	68,351
PAREXEL International Corp.(a)	2,310	54,470
Pharmaceutical Product Development, Inc.	5,970	164,175
		825,626
MACHINERY (4.5%)
Actuant Corp., Class A	3,330	76,357
AGCO Corp.(a)	5,790	202,766
Albany International Corp., Class A	1,370	34,894
Applied Industrial Technologies, Inc.	1,420	43,708
Astec Industries, Inc.(a)	1,940	64,253
Barnes Group, Inc.	2,340	48,672
Briggs & Stratton Corp.	3,860	91,636
Bucyrus International, Inc.	6,990	440,440
Cascade Corp.	1,560	54,382
CIRCOR International, Inc.	780	26,879
CLARCOR, Inc.	2,050	77,531
Crane Co.	2,120	76,193
Donaldson Co., Inc.	3,340	154,642
EnPro Industries, Inc.(a)	2,770	87,477
Federal Signal Corp.	15,450	124,527
Gardner Denver, Inc.	3,960	199,148
Graco, Inc.	2,750	95,370
Harsco Corp.	3,450	106,812
IDEX Corp.	3,390	113,904
Intevac, Inc.(a)	1,360	18,931
John Bean Technologies Corp.	1,575	28,933
Joy Global, Inc.	6,600	374,946
Kaydon Corp.	1,460	60,780
Kennametal, Inc.	3,340	109,752
Lincoln Electric Holdings, Inc.	1,910	114,485
Lindsay Manufacturing Co.	550	20,916
Lydall, Inc.(a)	15,260	122,996
Mueller Industries, Inc.	3,350	99,327
Nordson Corp.	1,980	142,204
Oshkosh Truck Corp.(a)	4,890	188,852
Pentair, Inc.	4,070	147,171
Robbins & Myers, Inc.	1,490	38,606
SPX Corp.	2,170	151,640
Terex Corp.(a)	9,930	263,343
The Timken Co.	5,490	193,138
Toro Co.	1,630	92,812

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Trinity Industries, Inc.	7,710	$191,902
Valmont Industries, Inc.	1,480	123,269
Watts Water Technologies, Inc.	1,230	43,640
		4,647,234
MARINE (0.4%)
Alexander & Baldwin, Inc.	2,890	102,826
Kirby Corp.(a)	3,880	163,271
Overseas Shipholding Group, Inc.	3,170	158,690
		424,787
MEDIA (0.8%)
Dolan Media Co.(a)	2,760	32,816
DreamWorks Animation SKG, Inc., Class A(a)	4,870	193,290
Harte-Hanks, Inc.	4,920	70,848
John Wiley & Sons, Inc., Class A	2,000	84,540
Lamar Advertising Co., Class A(a)	4,440	165,257
Live Nation, Inc.(a)	11,942	187,370
Scholastic Corp.	2,450	66,175
The E.W. Scripps Co., Class A(a)	2,090	22,865
		823,161
METALS & MINING (1.5%)
A.M. Castle & Co.(a)	7,180	98,510
AMCOL International Corp.	2,890	83,059
Brush Engineered Materials, Inc.(a)	1,120	33,298
Carpenter Technology Corp.	1,930	75,791
Century Aluminum Co.(a)	6,800	91,664
Commercial Metals Co.	8,820	131,241
Gibraltar Industries, Inc.(a)	5,340	80,207
Olympic Steel, Inc.	3,040	96,611
Patriot Coal Corp.(a)	6,980	137,436
Reliance Steel & Aluminum Co.	6,400	312,384
RTI International Metals, Inc.(a)	1,260	34,083
Steel Dynamics, Inc.	17,530	275,396
Worthington Industries, Inc.	5,130	81,926
		1,531,606
MULTI-UTILITIES (1.0%)
Alliant Energy Corp.	5,560	190,152
Avista Corp.	2,430	52,561
CH Energy Group, Inc.	1,300	53,846
MDU Resources Group, Inc.	7,490	158,788
NSTAR	4,820	176,412
OGE Energy Corp.	4,590	189,934
PNM Resources, Inc.	7,850	106,681
Vectren Corp.	3,050	76,281
		1,004,655
MULTILINE RETAIL (0.8%)
99 Cents Only Stores(a)	2,260	35,075
Fred’s, Inc.	10,490	145,706
Saks, Inc.(a)	16,630	162,143
The Andersons, Inc.	6,670	241,054
Tuesday Morning Corp.(a)	52,340	295,721
		879,699

	Shares	Value
OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)	2,710	$78,726
OIL, GAS & CONSUMABLE FUELS (3.0%)
Arch Coal, Inc.	6,800	183,600
Bill Barrett Corp.(a)	5,320	181,306
Cimarex Energy Co.	3,490	237,599
Comstock Resources, Inc.(a)	2,010	64,441
Forest Oil Corp.(a)	4,730	138,589
Frontier Oil Corp.	13,150	199,880
Holly Corp.	1,850	49,950
Hornbeck Offshore Services, Inc.(a)	6,240	152,693
Mariner Energy, Inc.(a)	3,820	91,222
Newfield Exploration Co.(a)	5,690	331,101
Oil States International, Inc.(a)	5,740	277,299
Penn Virginia Corp.	4,590	117,091
Petroleum Development Corp.(a)	6,190	144,908
PetroQuest Energy, Inc.(a)	3,140	18,557
Pioneer Drilling Co.(a)	6,680	49,031
Plains Exploration & Production Co.(a)	7,340	215,135
Quicksilver Resources, Inc.(a)	13,740	190,574
Seahawk Drilling, Inc.(a)	5,872	97,827
St. Mary Land & Exploration Co.	4,640	186,714
Stone Energy Corp.(a)	1,710	27,873
Swift Energy Co.(a)	1,760	63,677
World Fuel Services Corp.	5,010	142,434
		3,161,501
PAPER & FOREST PRODUCTS (0.2%)
Buckeye Technologies, Inc.(a)	2,400	33,888
Clearwater Paper Corp.(a)	485	30,885
Deltic Timber Corp.	580	30,520
Louisiana-Pacific Corp.(a)	6,380	75,029
Neenah Paper, Inc.	1,230	21,525
Wausau-Mosinee Paper Corp.(a)	2,530	22,390
		214,237
PERSONAL PRODUCTS (0.5%)
Alberto-Culver Co.	3,570	102,816
Blyth, Inc.	1,842	106,173
Helen of Troy Ltd.(a)	1,350	36,464
Kid Brands, Inc.(a)	4,320	43,070
NBTY, Inc.(a)	5,710	232,283
		520,806
PHARMACEUTICALS (1.1%)
Cubist Pharmaceuticals, Inc.(a)	6,160	138,107
Endo Pharmaceuticals Holdings, Inc.(a)	5,510	120,669
Medicis Pharmaceutical Corp., Class A	4,820	122,332
Par Pharmaceutical Cos., Inc.(a)	4,310	116,973
Perrigo Co.	3,460	211,164
Salix Pharmaceuticals Ltd.(a)	5,660	227,532
Valeant Pharmaceuticals International(a)	3,020	135,900
ViroPharma, Inc.(a)	4,310	54,823
		1,127,500
RADIO BROADCASTING (0.1%)
Arbitron, Inc.	2,850	87,809

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
REAL ESTATE INVESTMENT TRUST (5.2%)
Acadia Realty Trust	3,917	$74,736
Alexandria Real Estate Equities, Inc.	1,840	130,290
AMB Property Corp.	5,840	162,702
BioMed Realty Trust, Inc.	4,590	84,961
BRE Properties, Inc.	2,370	98,971
Camden Property Trust	2,740	132,698
Cedar Shopping Centers, Inc.	10,380	82,625
Colonial Properties Trust	5,910	93,201
Corporate Office Properties Trust	2,340	94,653
Cousins Properties, Inc.	5,111	41,195
DiamondRock Hospitality Co.	18,120	199,139
Duke Realty Corp.	10,230	138,412
Eastgroup Properties, Inc.	1,060	43,333
Entertainment Properties Trust	1,870	81,756
Equity One, Inc.	1,850	35,909
Essex Property Trust, Inc.	920	97,354
Extra Space Storage, Inc.	4,400	66,088
Federal Realty Investment Trust	2,440	188,832
Franklin Street Properties Corp.	3,250	47,905
Healthcare Realty Trust, Inc.	2,290	55,281
Highwood Properties, Inc.	3,060	97,828
Home Properties, Inc.	1,450	72,051
Hospitality Properties Trust	7,010	185,695
Inland Real Estate Corp.	4,470	42,107
Kilroy Realty Corp.	1,920	67,315
Kite Realty Group Trust	23,030	124,823
LaSalle Hotel Properties	2,510	66,139
Lexington Corp. Properties Trust	18,805	133,139
Liberty Property Trust	4,800	162,288
LTC Properties, Inc.	1,020	28,458
Macerich Co.	4,285	191,582
Mack-Cali Realty Corp.	3,370	115,793
Medical Properties Trust, Inc.	11,250	113,063
Mid-America Apartment Communities, Inc.	1,230	67,982
National Retail Properties, Inc.	3,800	89,414
Nationwide Health Properties, Inc.	4,750	166,345
OMEGA Healthcare Investors, Inc.	3,890	77,878
Parkway Properties, Inc.	1,160	22,852
Pennsylvania Real Estate Investment Trust	11,780	186,006
Post Properties, Inc.	2,320	59,763
Potlatch Corp.	1,670	62,558
PS Business Parks, Inc.	670	40,200
Rayonier, Inc.	3,280	160,654
Realty Income Corp.	4,520	148,211
Regency Centers Corp.	3,440	141,212
Senior Housing Properties Trust	5,620	126,338
SL Green Realty Corp.	5,760	358,099
Sovran Self Storage, Inc.	1,190	43,899
Tanger Factory Outlet Centers, Inc.	1,620	67,392
UDR, Inc.	6,891	139,956
Urstadt Biddle Properties, Inc., Class A	1,190	20,063
Weingarten Realty Investors	4,690	108,433
		5,437,577

	Shares	Value
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.4%)
Forestar Group, Inc.(a)	5,150	$116,081
Jones Lang LaSalle, Inc.	4,160	328,141
		444,222
ROAD & RAIL (1.0%)
Arkansas Best Corp.	2,950	89,857
Atmel Corp.(a)	14,710	80,022
Con-way, Inc.	3,590	139,436
Heartland Express, Inc.	3,013	49,835
J.B. Hunt Transport Services, Inc.	3,890	143,385
Kansas City Southern(a)	4,220	171,121
Knight Transportation, Inc.	3,000	63,870
Landstar System, Inc.	2,280	100,822
Old Dominion Freight Line, Inc.(a)	1,325	47,541
Wabtec Corp.	2,110	100,394
Werner Enterprises, Inc.	1,870	41,925
		1,028,208
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
Actel Corp.(a)	1,000	15,520
Advanced Energy Industries, Inc.(a)	1,310	19,283
ATMI, Inc.(a)	1,620	29,371
Brooks Automation, Inc.(a)	2,290	22,259
Cabot Microelectronics Corp.(a)	1,080	41,429
Cohu, Inc.	820	13,243
Cree, Inc.(a)	6,010	439,992
Cymer, Inc.(a)	2,470	84,351
Cypress Semiconductor Corp.(a)	7,510	96,804
Diodes, Inc.(a)	9,310	199,886
DSP Group, Inc.(a)	1,000	8,170
Exar Corp.(a)	1,430	10,568
Fairchild Semiconductor International, Inc.(a)	4,570	51,275
FEI Co.(a)	1,590	35,775
Hittite Microwave Corp.(a)	3,530	181,018
Integrated Device Technology, Inc.(a)	6,170	40,784
International Rectifier Corp.(a)	3,280	75,506
Intersil Corp., Class A	5,930	88,238
Kopin Corp.(a)	15,910	66,981
Kulicke & Soffa Industries, Inc.(a)	4,190	34,358
Lam Research Corp.(a)	5,480	222,214
Micrel, Inc.	3,860	45,046
Microsemi Corp.(a)	3,280	54,317
MKS Instruments, Inc.(a)	2,360	53,525
Pericom Semiconductor Corp.(a)	7,150	83,512
RF Micro Devices, Inc.(a)	13,310	74,802
Rudolph Technologies, Inc.(a)	2,140	20,394
Semtech Corp.(a)	4,240	76,956
Sigma Designs, Inc.(a)	10,380	123,107
Silicon Laboratories, Inc.(a)	2,930	141,665
Skyworks Solutions, Inc.(a)	12,180	205,111
Standard Microsystems Corp.(a)	1,180	30,302
Supertex, Inc.(a)	590	15,936
Tessera Technologies, Inc.(a)	7,190	145,813
TriQuint Semiconductor, Inc.(a)	28,600	215,644
Ultratech, Inc.(a)	800	11,752

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Varian Semiconductor Equipment Associates, Inc.(a)	3,160	$104,090
Veeco Instruments, Inc.(a)	3,720	163,643
		3,342,640
SOFTWARE (4.0%)
ACI Worldwide, Inc.(a)	1,830	34,386
Advent Software, Inc.(a)	3,220	145,480
ANSYS, Inc.(a)	6,279	282,555
Blackbaud, Inc.	6,500	149,825
Cadence Design Systems, Inc.(a)	9,240	68,930
CommVault Systems, Inc.(a)	7,530	157,753
Ebix, Inc.(a)	10,560	171,811
Epicor Software Corp.(a)	12,510	114,842
EPIQ Systems, Inc.(a)	2,025	24,401
FactSet Research Systems, Inc.	3,020	227,164
Fair Isaac Corp.	2,360	49,702
Informatica Corp.(a)	7,010	175,320
Interactive Intelligence, Inc.(a)	14,110	278,955
Jack Henry & Associates, Inc.	3,300	84,216
JDA Software Group, Inc.(a)	4,770	137,853
Manhattan Associates, Inc.(a)	3,900	111,774
Mentor Graphics Corp.(a)	3,500	31,465
MICROS Systems, Inc.(a)	4,800	178,368
NetScout Systems, Inc.(a)	10,620	154,202
Parametric Technology Corp.(a)	5,580	103,732
Phoenix Technologies Ltd.(a)	800	2,392
Progress Software Corp.(a)	1,700	54,825
Quality Systems, Inc.	3,160	202,272
Quest Software, Inc.(a)	2,810	49,259
Radiant Systems, Inc.(a)	11,120	156,458
Smith Micro Software, Inc.(a)	12,420	117,866
Solera Holdings, Inc.	6,710	260,818
Sonic Solutions(a)	1,480	18,574
Sybase, Inc.(a)	5,150	223,407
Synopsys, Inc.(a)	6,650	151,022
Taleo Corp., Class A(a)	5,140	133,537
Tyler Technologies, Inc.(a)	4,820	82,133
		4,135,297
SPECIALTY RETAIL (5.2%)
Aaron’s, Inc.	3,450	77,867
Advance Auto Parts, Inc.	4,190	188,969
Aeropostale, Inc.(a)	11,400	331,056
American Eagle Outfitters, Inc.	8,930	150,113
AnnTaylor Stores Corp.(a)	2,790	60,543
Big 5 Sporting Goods Corp.	6,300	106,785
Cabela’s, Inc.(a)	7,370	133,839
CarMax, Inc.(a)	12,780	314,005
Cato Corp.	1,490	35,388
Chico’s FAS, Inc.	13,150	195,804
Children’s Place Retail Stores, Inc.(a)	1,290	59,108
Christopher & Banks Corp.	8,510	83,313
Coldwater Creek, Inc.(a)	9,160	64,853
Collective Brands, Inc.(a)	6,820	159,929
Dick’s Sporting Goods, Inc.(a)	4,030	117,313
Dollar Tree, Inc.(a)	4,780	290,242

	Shares	Value
Finish Line, Inc., Class A	6,357	$102,411
Foot Locker, Inc.	16,280	249,898
Genesco, Inc.(a)	1,000	33,290
Group 1 Automotive, Inc.(a)	4,300	133,515
Guess?, Inc.	6,950	318,797
Gymboree Corp.(a)	3,530	173,429
Haverty Furniture Cos., Inc.	3,460	56,398
Hibbett Sports, Inc.(a)	3,720	102,300
Hot Topic, Inc.	11,080	84,651
Jo-Ann Stores, Inc.(a)	1,270	56,032
Jos. A. Bank Clothiers, Inc.(a)	3,142	191,222
Lithia Motors, Inc., Class A(a)	6,800	54,264
Men’s Wearhouse, Inc.	2,440	57,657
Midas Group, Inc.(a)	600	6,906
Movado Group, Inc.(a)	6,730	83,519
OfficeMax, Inc.(a)	3,580	68,020
PETsMart, Inc.	5,200	171,964
Rent-A-Center, Inc.(a)	5,970	154,145
Sonic Automotive, Inc., Class A(a)	2,190	23,389
Stage Stores, Inc.	5,502	83,906
Stein Mart, Inc.(a)	1,600	15,168
The Dress Barn, Inc.(a)	7,058	195,365
The Pep Boys – Manny, Moe & Jack	11,580	145,097
Tractor Supply Co.	1,640	110,159
Williams-Sonoma, Inc.	7,600	218,880
Zale Corp.(a)	15,340	50,008
Zumiez, Inc.(a)	7,030	130,477
		5,439,994
TEXTILES APPAREL & LUXURY GOODS (3.3%)
Brown Shoe Co., Inc.	7,035	132,258
Carter’s, Inc.(a)	2,590	83,450
Crocs, Inc.(a)	22,620	218,509
Deckers Outdoor Corp.(a)	1,620	227,740
Fossil, Inc.(a)	5,500	213,950
Hanesbrands, Inc.(a)	4,080	116,158
Iconix Brand Group, Inc.(a)	12,270	211,780
J Crew Group, Inc.(a)	4,900	227,703
K-Swiss, Inc., Class A(a)	4,310	53,616
Liz Claiborne, Inc.(a)	5,080	44,399
Maidenform Brands, Inc.(a)	1,130	25,787
Oxford Industries, Inc.	710	15,329
Perry Ellis International, Inc.(a)	6,470	156,121
Phillips-Van Heusen Corp.	2,210	139,252
Quiksilver, Inc.(a)	88,860	473,624
Skechers U.S.A., Inc., Class A(a)	1,420	54,457
The Buckle, Inc.	3,395	122,831
The Timberland Co., Class A(a)	2,140	46,010
The Warnaco Group, Inc.(a)	4,290	205,234
True Religion Apparel, Inc.(a)	7,900	246,875
Under Armour, Inc., Class A(a)	4,440	149,850
UniFirst Corp.	650	31,765
Volcom, Inc.(a)	6,380	152,099
Wolverine World Wide, Inc.	1,990	60,914
		3,409,711

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
THRIFTS & MORTGAGE FINANCE (0.8%)
Astoria Financial Corp.	7,520	$121,373
Bank Mutual Corp.	2,860	20,363
Brookline Bancorp, Inc.	4,200	46,158
Dime Community Bancshares, Inc.	1,490	18,998
First Niagara Financial Group, Inc.	7,060	98,134
New York Community Bancorp, Inc.	17,090	281,472
NewAlliance Bancshares, Inc.	3,630	47,299
TrustCo Bank Corp. NY	3,990	26,533
Washington Federal, Inc.	5,200	106,964
Webster Financial Corp.	3,610	74,799
		842,093
TRADING COMPANIES & DISTRIBUTORS (0.4%)
GATX Corp.	2,770	90,413
Kaman Corp., Class A	1,080	29,603
Lawson Products, Inc.	3,090	50,213
MSC Industrial Direct Co., Inc., Class A	2,000	108,980
United Rentals, Inc.(a)	3,190	45,808
Watsco, Inc.	1,460	86,461
		411,478
WATER UTILITIES (0.2%)
American States Water Co.	970	36,201
Aqua America, Inc.	4,810	88,167
Calgon Carbon Corp.(a)	2,170	33,635
		158,003

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Cbeyond, Inc.(a)	5,000	$76,900
Neutral Tandem, Inc.(a)	1,430	24,238
NTELOS Holdings Corp.	4,510	88,531
Syniverse Holdings, Inc.(a)	6,150	123,492
Telephone & Data Systems, Inc.	5,160	178,846
USA Mobility, Inc.(a)	1,370	19,098
		511,105
TOTAL COMMON STOCKS		103,658,572
MONEY MARKET FUNDS (0.5%)
AIM Short Term Prime Money Market, 0.02%(b)	21,115	21,115
Fifth Third Institutional Government Money Market Fund, 0.03%(b)	491,670	491,670
TOTAL MONEY MARKET FUNDS		512,785
TOTAL INVESTMENTS (COST $ 90,973,235) 100.1%		104,171,357
LIABILITIES IN EXCESS OF OTHER ASSETS (0.1)%		(83,434)
NET ASSETS 100.0%		$104,087,923
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2010.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.2%)
AEROSPACE & DEFENSE (0.1%)
Empresa Brasileira de Aeronautica SA, Sponsored ADR	3,040	$73,203
AIRLINES (0.4%)
Lan Airlines SA, Sponsored ADR	9,240	175,930
Ryanair Holdings PLC, Sponsored ADR(a)	8,110	228,377
		404,307
AUTO COMPONENTS (0.1%)
Magna International, Inc., Class A(a)	1,470	96,520
AUTOMOBILES (3.5%)
DaimlerChrysler AG, Registered Shares(a)	15,890	809,437
Honda Motor Co., Ltd., Sponsored ADR	31,080	1,050,193
Toyota Motor Corp., Sponsored ADR	25,770	1,986,609
		3,846,239
CAPITAL MARKETS (2.7%)
Credit Suisse Group, Sponsored ADR(a)	20,100	918,570
Deutsche Bank AG, Registered Shares	11,550	793,254
Nomura Holdings, Inc., Sponsored ADR	54,990	378,881
UBS AG, Registered Shares(a)	61,223	944,059
		3,034,764
CHEMICALS (1.4%)
Agrium, Inc.	3,120	194,719
Potash Corp. of Saskatchewan, Inc.	5,640	623,220
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	2,380	85,680
Syngenta AG, Sponsored ADR	13,740	694,008
		1,597,627
COMMERCIAL BANKS (18.9%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	65,700	862,641
Banco Bradesco SA, Sponsored ADR	49,730	925,973
Banco de Chile, Sponsored ADR	2,728	170,773
Banco Santander Brasil SA, Sponsored ADR	8,100	94,203
Banco Santander Central Hispano SA, Sponsored ADR	147,110	1,815,337
Banco Santander Chile SA, Sponsored ADR	1,640	108,060
Bank of Montreal	12,860	797,191
Bank of Nova Scotia	21,700	1,104,747
Barclays PLC, Sponsored ADR	53,020	1,082,668
Canadian Imperial Bank of Commerce	8,910	653,727
Credicorp Ltd.	2,210	191,961
HDFC Bank Ltd., Sponsored ADR	1,640	244,557
HSBC Holdings PLC, Sponsored ADR	66,160	3,366,882
ICICI Bank Ltd., Sponsored ADR	4,370	185,812
Itau Unibanco Banco Multiplo SA, Sponsored ADR	60,657	1,315,044
Lloyds TSB Group PLC, Sponsored ADR	222,805	906,816
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	227,110	1,174,159
Mizuho Financial Group, Inc., Sponsored ADR(a)	109,970	420,085

	Shares	Value
National Bank of Greece SA, Sponsored ADR	29,506	$96,189
Royal Bank of Canada	29,580	1,790,182
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	9,528	155,783
Shinhan Financial Group Co., Ltd., Sponsored ADR	7,770	661,538
The Toronto – Dominion Bank	18,860	1,404,316
Westpac Banking Corp., Sponsored ADR	11,930	1,480,990
		21,009,634
COMMUNICATIONS EQUIPMENT (2.0%)
Alcatel-Lucent, Sponsored ADR(a)	26,530	84,100
Nokia Oyj, Sponsored ADR	68,810	836,730
Research In Motion Ltd.(a)	9,450	672,745
Telefonektiebolaget LM Ericsson, Sponsored ADR	56,750	652,625
		2,246,200
CONSTRUCTION MATERIALS (0.6%)
Cemex SA de CV, Sponsored ADR(a)	24,149	286,890
CRH PLC, Sponsored ADR	14,570	416,556
		703,446
CONSUMER FINANCE (0.2%)
Orix Corp., Sponsored ADR(a)	4,260	194,810
DIVERSIFIED CONSUMER SERVICES (0.7%)
Baidu, Inc., Sponsored ADR(a)	180	124,074
Reed Elsevier NV, Sponsored ADR	10,623	249,959
Reed Elsevier PLC, Sponsored ADR	11,197	353,825
		727,858
DIVERSIFIED FINANCIAL SERVICES (1.0%)
ING Groep NV, Sponsored ADR(a)	63,400	562,358
KB Financial Group, Inc., Sponsored ADR	12,120	591,456
		1,153,814
DIVERSIFIED TELECOMMUNICATION SERVICES (5.7%)
BCE, Inc.	24,575	739,707
BT Group PLC, Sponsored ADR	13,910	266,377
China Unicom Ltd., Sponsored ADR	17,405	216,344
France Telecom SA, Sponsored ADR	45,320	997,040
Hellenic Telecommunications Organization SA, Sponsored ADR	7,480	42,337
Nippon Telegraph & Telephone Corp., Sponsored ADR	41,490	841,832
Portugal Telecom SGPS SA, Sponsored ADR	19,330	195,426
PT Telekomunikasi Indonesia, Sponsored ADR	5,100	177,072
Tele Norte Leste Participacoes SA, Sponsored ADR	5,290	78,609
Telecom Corp. of New Zealand Ltd., Sponsored ADR	7,788	60,980
Telecom Italia S.p.A., Sponsored ADR(a)	16,830	233,096
Telefonica SA, Sponsored ADR	29,000	1,965,620
Telefonos de Mexico SA de CV, Sponsored ADR	9,410	144,444
Telus Corp.	10,200	360,162
		6,319,046

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
ELECTRIC UTILITIES (0.9%)
Centrais Electricas Brasileiras SA, Sponsored ADR	6,100	$87,169
Companhia Energetica de Minas Gervais, Sponsored ADR	19,757	319,077
Enersis SA, Sponsored ADR	14,980	297,952
Korea Electric Power Corp., Sponsored ADR(a)	21,510	323,511
		1,027,709
ELECTRICAL EQUIPMENT (0.7%)
ABB Ltd., Sponsored ADR(a)	38,970	746,665
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
AU Optronics Corp., Sponsored ADR	21,291	246,763
Hitachi Ltd., Sponsored ADR(a)	7,800	342,186
Kyocera Corp., Sponsored ADR	4,630	454,897
LG Display Co., Ltd., Sponsored ADR	4,990	105,289
Panasonic Corp., Sponsored ADR	33,780	493,188
		1,642,323
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	3,590	145,790
FOOD & STAPLES RETAILING (0.7%)
Delhaize Group, Sponsored ADR	5,850	484,205
Tim Hortons, Inc.	10,570	348,704
		832,909
FOOD PRODUCTS (2.3%)
BRF-Brasil Foods SA, Sponsored ADR	18,640	248,844
Unilever NV, NY Shares	41,800	1,264,868
Unilever PLC, Sponsored ADR	34,114	1,026,831
		2,540,543
HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Qiagen NV(a)	19,260	440,091
Smith & Nephew PLC, Sponsored ADR	10,980	569,862
		1,009,953
HEALTH CARE PROVIDERS & SERVICES (1.3%)
Fresenius Medical Care AG & Co., Sponsored ADR	12,620	680,723
Shire PLC, Sponsored ADR	11,440	753,209
		1,433,932
HOUSEHOLD DURABLES (0.7%)
Koninklijke Royal Philips Electronics NV, NY Shares	23,750	791,825
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
Companhia Paranaense de Energia-Copel, Sponsored ADR	6,210	128,423
Empresa Nacional de Electricidad SA, Sponsored ADR	13,140	610,353
		738,776
INDUSTRIAL CONGLOMERATES (1.5%)
Siemens AG, Sponsored ADR	16,870	1,647,187

	Shares	Value
Tomkins PLC, Sponsored ADR	210	$3,207
		1,650,394
INSURANCE (2.6%)
Aegon NV, NY Shares(a)	17,740	124,535
Aviva PLC, Sponsored ADR	22,140	237,119
China Life Insurance Co., Ltd., Sponsored ADR	17,180	1,161,196
Manulife Financial Corp.	33,550	603,565
Prudential PLC, Sponsored ADR	23,370	407,339
Sun Life Financial, Inc.	13,400	393,022
		2,926,776
MACHINERY (0.1%)
Kubota Corp., Sponsored ADR	3,680	160,963
MARINE (0.2%)
Carnival PLC, Sponsored ADR	4,780	206,018
MEDIA (1.6%)
Grupo Televisa SA, Sponsored ADR	14,280	296,738
Pearson PLC, Sponsored ADR	19,120	305,346
Shaw Communications, Inc., Class B	13,770	259,014
Thomson Reuters Corp.	13,898	498,660
WPP PLC, Sponsored ADR	6,920	365,584
		1,725,342
METALS & MINING (11.9%)
Agnico-Eagle Mines Ltd.	3,620	228,639
AngloGold Ashanti Ltd., Sponsored ADR	6,430	269,160
ArcelorMittal, NY Shares	16,480	639,919
Barrick Gold Corp.	21,600	940,680
BHP Billiton Ltd., Sponsored ADR	31,480	2,291,429
BHP Billiton PLC, Sponsored ADR	20,640	1,259,040
Cameco Corp.	7,040	173,254
Companhia Siderurgica Nacional SA, Sponsored ADR	22,340	416,641
Compania de Minas Buenaventura SA, Sponsored ADR	6,670	219,376
Eldorado Gold Corp.(a)	10,880	166,246
Gerdau SA, Sponsored ADR	15,880	260,432
Gold Fields Ltd., Sponsored ADR	12,260	164,774
Goldcorp, Inc.	15,047	650,482
IAMGOLD Corp.	5,020	89,707
Kinross Gold Corp.	14,710	279,049
Lihir Gold Ltd., Sponsored ADR	5,870	208,209
POSCO, Sponsored ADR	8,990	1,008,319
Rio Tinto PLC, Sponsored ADR	25,152	1,279,231
Southern Copper Corp.	1,100	33,638
Sterlite Industires (India) Ltd., Sponsored ADR	2,320	42,085
Teck Resources Ltd.(a)	7,933	311,132
Vale SA, Sponsored ADR	66,250	1,782,788
Vale SA, Sponsored Preferred ADR	12,710	389,307
Yamana Gold, Inc.	12,530	136,201
		13,239,738

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
MULTI-UTILITIES (1.5%)
National Grid PLC, Sponsored ADR	18,740	$909,077
Transalta Corp.	14,120	289,884
Veoilia Environnement, Sponsored ADR	13,440	419,194
		1,618,155
OFFICE ELECTRONICS (1.0%)
Canon, Inc., Sponsored ADR	25,310	1,156,161
OIL, GAS & CONSUMABLE FUELS (19.2%)
BP PLC, Sponsored ADR	60,680	3,164,462
Canadian Natural Resources Ltd.	10,300	792,482
Cenovus Energy, Inc.	10,490	307,357
China Petroleum & Chemical Corp., Sponsored ADR	2,830	227,136
CNOOC Ltd., Sponsored ADR	5,195	913,904
Ecopetrol SA, Sponsored ADR	2,290	65,219
Enbridge, Inc.	15,860	766,197
EnCana Corp.	13,170	435,532
Enerplus Resources Fund	2,340	56,979
ENI S.p.A., Sponsored ADR	31,140	1,384,173
Imperial Oil Ltd.	7,830	328,860
Nexen, Inc.	7,460	181,129
Penn West Energy Trust	4,720	94,730
PetroChina Co., Ltd., Sponsored ADR	6,780	780,581
Petroleo Brasileiro SA, Sponsored ADR	16,410	696,276
Petroleo Brasileiro SA, Sponsored ADR	45,220	1,715,647
Repsol YPF SA, Sponsored ADR	15,330	359,489
Royal Dutch Shell PLC, Class B, Sponsored ADR	26,240	1,592,243
Royal Dutch Shell PLC, Sponsored ADR	34,490	2,164,247
Sasol Ltd., Sponsored ADR	6,450	262,193
Statoil ASA, Sponsored ADR	21,817	527,317
Suncor Energy, Inc.	27,918	953,958
Talisman Energy, Inc.	14,010	238,730
Total SA, Sponsored ADR	47,170	2,565,105
TransCanada Corp.	23,890	840,928
		21,414,874
PAPER & FOREST PRODUCTS (0.0%)
Fibria Celulose SA, Sponsored ADR(a)	1,400	27,790
PHARMACEUTICALS (0.5%)
Biovail Corp.	20,920	355,640
Elan Corp. PLC, Sponsored ADR(a)	22,530	151,402
		507,042
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
Brookfield Asset Management, Inc., Class A	8,772	222,283
ROAD & RAIL (0.8%)
Canadian National Railway Co.	11,220	670,844
Canadian Pacific Railway Ltd.	3,690	217,193
		888,037

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
ADVANTEST Corp., Sponsored ADR	2,355	$60,947
ARM Holdings PLC, Sponsored ADR	6,020	68,809
ASML Holding NV, NY Shares	9,625	314,353
STMicroelectronics NV, NY Shares	7,840	72,128
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	142,198	1,505,877
United Microelectronics Corp., Sponsored ADR(a)	63,369	224,326
		2,246,440
SOFTWARE (1.6%)
Infosys Technologies Ltd., Sponsored ADR	9,980	597,603
SAP AG, Sponsored ADR	22,620	1,073,319
Wipro Ltd., Sponsored ADR	6,090	136,781
		1,807,703
TEXTILES APPAREL & LUXURY GOODS (0.2%)
Gildan Activewear, Inc.(a)	380	10,993
Luxottica Group S.p.A., Sponsored ADR	5,780	157,621
		168,614
TRADING COMPANY & DISTRIBUTORS (0.5%)
Mitsui & Co., Ltd., Sponsored ADR	1,860	610,526
WIRELESS TELECOMMUNICATION SERVICES (6.7%)
America Movil SA, Sponsored ADR, Series L	27,200	1,400,256
China Mobile Ltd., Sponsored ADR	34,210	1,672,869
China Telecom Corp. Ltd., Sponsored ADR	3,380	155,142
Chunghwa Telecom Co., Ltd., Sponsored ADR	23,447	457,685
Mobile TeleSystems, Sponsored ADR	2,890	159,672
NTT DoCoMo, Inc., Sponsored ADR	38,960	604,270
Rogers Communications, Inc., Class B	12,260	436,579
SK Telecom Co., Ltd., Sponsored ADR	13,870	256,734
Vodafone Group PLC, Sponsored ADR	104,523	2,320,410
		7,463,617
TOTAL COMMON STOCKS		110,358,366
MONEY MARKET FUND (0.5%)
Fifth Third Institutional Government Money Market Fund, 0.03%(b)	595,766	595,766
TOTAL MONEY MARKET FUND		595,766
TOTAL INVESTMENTS (COST $122,850,166) 99.7%		110,954,132
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%		359,526
NET ASSETS 100.0%		$111,313,658
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2010.

ADR – American Depositary Receipt

PLC – Public Limited Co.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

SELECT BOND FUND

	Shares or Principal Amount	Value
CORPORATE BONDS (35.3%)
AEROSPACE & DEFENSE (0.8%)
United Technologies Corp., 6.35%, 3/1/11	$1,000,000	$1,047,661
ASSET BACKED MORTGAGES (0.5%)
Citigroup Mortgage Loan Trust, Inc., 5.55%, 8/25/35(a)	1,000,000	562,628
Countrywide Asset-Backed Certificates, 6.00%, 5/25/36(a)	500,000	160,000
		722,628
BROKERAGE SERVICES (0.6%)
Jeffries Group, Inc., 7.75%, 3/15/12	715,000	774,565
CAPITAL MARKETS (1.2%)
Bear Stearns Co., Inc., 4.50%, 10/28/10	500,000	508,961
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,060,406
		1,569,367
CHEMICALS (0.7%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,007,836
COMMERCIAL BANKS (4.3%)
Bank of New York Mellon, 4.30%, 5/15/14	1,000,000	1,065,280
Bank One Corp., 5.25%, 1/30/13	500,000	537,455
BB&T Corp., 3.95%, 4/29/16	1,500,000	1,506,379
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, Callable 12/1/16 @ 100(a)	1,150,000	1,067,941
National City Corp., 4.90%, 1/15/15	1,000,000	1,064,409
Wells Fargo & Co., 4.95%, 10/16/13	500,000	532,196
		5,773,660
COMPUTERS & PERIPHERALS (1.9%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	506,262
Dell, Inc., 4.70%, 4/15/13	900,000	974,358
Hewlett-Packard Co., 4.50%, 3/1/13	1,000,000	1,077,050
		2,557,670
CONSUMER STAPLES (3.9%)
Archer-Daniels-Midland Co., 7.13%, 3/1/13	500,000	564,923
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,085,276
Coca-Cola Co., 5.35%, 11/15/17	1,350,000	1,503,785
PepsiCo, Inc., 4.65%, 2/15/13	935,000	1,009,464
PepsiCo, Inc., 5.00%, 6/1/18	500,000	535,734
Safeway, Inc., 4.95%, 8/16/10	500,000	506,131
		5,205,313
DIVERSIFIED FINANCIAL SERVICES (1.2%)
Citigroup, Inc., 4.88%, 5/7/15	500,000	498,841
JPMorgan Chase & Co., 5.13%, 9/15/14	1,000,000	1,068,752
		1,567,593
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.9%)
Eaton Corp., 4.90%, 5/15/13	500,000	537,162
Kansas City Power & Light Co., Series 09A, 7.15%, 4/1/19	775,000	911,149
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,097,005
		2,545,316

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

SELECT BOND FUND

	Shares or Principal Amount	Value
FINANCIAL SERVICES (3.3%)
BlackRock, Inc., 6.25%, 9/15/17	$733,000	$818,788
Boeing Capital Corp., 5.80%, 1/15/13	500,000	549,376
Boeing Capital Corp., 6.50%, 2/15/12	500,000	546,815
CME Group, Inc., 5.40%, 8/1/13	1,000,000	1,100,743
HSBC Finance Corp., 5.25%, 1/14/11	1,000,000	1,026,698
SLM Corp., Series A, 5.00%, 6/15/18, Callable 6/15/10 @ 100	500,000	420,404
		4,462,824
FORESTRY (0.1%)
Louisiana Pacific Corp., 8.88%, 8/15/10	125,000	126,250
INSURANCE (3.9%)
Allstate Corp., 5.00%, 8/15/14	500,000	540,871
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,050,271
Jefferson Pilot Corp., 4.75%, 1/30/14	900,000	928,379
Principal Life, Income Funding Trusts, 5.30%, 4/24/13	1,500,000	1,612,128
Prudential Financial, Inc., Series C, 4.75%, 6/13/15	1,000,000	1,044,209
		5,175,858
MORTGAGE BACKED SECURITIES – FINANCIAL SERVICES (1.8%)
Opteum Mortgate Acceptance Corp., 5.85%, 12/25/35(a)	1,000,000	636,040
Wells Fargo Mortgage Backed Securities, 4.44%, 10/25/33(a)	834,870	849,033
Wells Fargo Mortgage Backed Securities, 5.50%, 2/25/37	1,719,000	867,903
		2,352,976
MORTGAGE BACKED SECURITIES – RELIGIOUS ORGANIZATIONS (1.9%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 6.70%, 9/15/11, Callable 6/15/10 @ 100	83,000	83,983
Abyssinia Missionary Baptist Church Ministries, Inc., 6.80%, 3/15/12, Callable 6/15/10 @ 100	57,000	57,704
Abyssinia Missionary Baptist Church Ministries, Inc., 6.90%, 9/15/12, Callable 6/15/10 @ 100	89,000	90,287
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14, Callable 6/15/10 @ 100	73,000	73,165
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, Callable 6/15/10 @ 100	106,000	106,312
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, Callable 6/15/10 @ 100	63,000	63,503
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, Callable 6/15/10 @ 100	90,000	90,439
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, Callable 6/15/10 @ 100	63,000	62,675
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, Callable 7/21/10 @ 100	152,000	145,570
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, Callable 7/21/10 @ 100	101,000	96,811
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, Callable 7/21/10 @ 100	203,000	193,727
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, Callable 7/21/10 @ 100	212,000	202,437
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, Callable 7/21/10 @ 100	46,000	43,844
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, Callable 7/21/10 @ 100	86,000	82,168
Metropolitan Baptist Church, 7.90%, 7/12/13, Callable 7/12/10 @ 100	29,000	28,930
Metropolitan Baptist Church, 8.00%, 1/12/14, Callable 7/12/10 @ 100	71,000	70,855
Metropolitan Baptist Church, 8.10%, 7/12/14, Callable 7/12/10 @ 100	74,000	73,616
Metropolitan Baptist Church, 8.40%, 7/12/16, Callable 7/12/10 @ 100	87,000	87,376
Metropolitan Baptist Church, 8.40%, 1/12/17, Callable 7/12/10 @ 100	90,000	90,441
Metropolitan Baptist Church, 8.40%, 7/12/18, Callable 7/12/10 @ 100	23,000	23,014
Metropolitan Baptist Church, 8.40%, 7/12/20, Callable 7/12/10 @ 100	121,000	120,370
New Life Anointed Ministries International, Inc., 7.40%, 12/21/11, Callable 6/21/10 @ 100(d)	44,000	39,396
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, Callable 6/21/10 @ 100(d)	111,000	99,979
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, Callable 6/21/10 @ 100(d)	147,000	132,438
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, Callable 6/21/10 @ 100(d)	152,000	137,162
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, Callable 6/21/10 @ 100(d)	158,000	143,086

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

SELECT BOND FUND

	Shares or Principal Amount	Value
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, Callable 6/21/10 @ 100(d)	$165,000	$147,730
		2,587,018
OIL & GAS – INTEGRATED (2.9%)
ConocoPhillips, 4.60%, 1/15/15	500,000	540,688
Marathon Oil Corp., 6.13%, 3/15/12	1,500,000	1,618,165
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	581,891
XTO Energy, Inc., 5.90%, 8/1/12	1,000,000	1,097,714
		3,838,458
PHARMACEUTICALS (0.4%)
Eli Lilly & Co., 6.00%, 3/15/12	500,000	546,242
RETAIL (0.4%)
AutoZone, Inc., 4.75%, 11/15/10	500,000	507,650
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Applied Materials, Inc., 7.13%, 10/15/17	500,000	586,791
UTILITIES-ELECTRIC & GAS (1.2%)
Duke Energy Corp., 6.25%, 1/15/12	500,000	541,978
Duke Energy Corp., 6.30%, 2/1/14	1,000,000	1,122,578
		1,664,556
UTILITIES-TELECOMMUNICATIONS (2.0%)
AT&T, Inc., 5.88%, 8/15/12	2,000,000	2,186,808
Verizon New England, Inc., 4.75%, 10/1/13	500,000	529,128
		2,715,936
TOTAL CORPORATE BONDS		47,336,168
U.S. GOVERNMENT AGENCIES (15.9%)
Federal Farm Credit Bank (4.9%)
1.75%, 2/21/13	2,000,000	2,005,098
2.63%, 4/17/14	2,000,000	2,032,452
4.70%, 1/17/18, Callable 1/17/13 @ 100	2,000,000	2,103,692
5.05%, 8/1/18	300,000	328,843
		6,470,085
Federal Home Loan Bank (1.6%)
4.75%, 6/8/18	2,000,000	2,130,031
Federal Home Loan Mortgage Corp. (3.7%)
1.95%, 11/13/12, Callable 5/13/10 @ 100	2,000,000	2,000,646
2.75%, 4/29/14, Callable 4/29/11 @ 100	2,000,000	2,015,286
5.50%, 3/1/23	883,847	943,309
		4,959,241
Federal National Mortgage Assoc. (5.7%)
2.00%, 7/29/13, Callable 7/29/10 @ 100	3,000,000	3,005,043
3.00%, 7/28/14, Callable 7/28/11 @ 100	1,495,000	1,515,583
4.25%, 2/25/13	1,000,000	1,067,803
5.24%, 8/7/18, Callable 8/7/13 @ 100	2,020,000	2,156,653
		7,745,082
TOTAL U.S. GOVERNMENT AGENCIES		21,304,439

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

SELECT BOND FUND

	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (36.6%)
Federal Home Loan Mortgage Corp. (9.9%)
2.62%, 1/1/35(a)	$492,319	$510,022
5.00%, 7/15/19	1,018,185	1,083,875
5.00%, 5/15/25	123,071	125,755
5.00%, 8/15/35	878,449	873,324
5.00%, 11/1/37	1,532,734	1,578,668
5.14%, 3/1/35(a)	2,723,798	2,865,943
5.50%, 4/1/30	1,132,736	1,194,517
5.63%, 5/1/36(a)	1,264,099	1,345,229
5.75%, 8/15/31	279,112	281,782
6.00%, 9/1/34	899,543	975,067
6.00%, 8/1/36	172,471	186,290
6.00%, 3/1/38	786,763	843,063
6.01%, 10/1/37(a)	1,364,101	1,451,474
		13,315,009
Federal National Mortgage Assoc. (21.2%)
0.68%, 11/25/36(a)	1,875,635	1,872,362
2.23%, 7/1/34(a)	122,818	126,303
2.69%, 7/1/35(a)	2,559,510	2,651,820
4.74%, 3/1/35(a)	230,272	240,457
5.00%, 10/1/24	538,360	564,298
5.00%, 1/1/30	1,226,988	1,271,619
5.00%, 1/1/35	1,578,961	1,636,395
5.50%, 12/1/34	1,030,433	1,086,635
5.50%, 2/1/35	46,641	49,418
5.50%, 5/1/36	1,676,272	1,767,699
5.50%, 8/1/36	382,112	402,953
5.50%, 9/1/36	377,678	394,737
5.50%, 4/25/37	749,731	739,132
5.50%, 9/1/37	2,054,748	2,166,818
5.50%, 12/1/36	2,187,332	2,308,683
5.69%, 5/1/36(a)	1,265,196	1,329,707
5.78%, 10/1/36(a)	1,024,481	1,087,356
6.00%, 3/1/36	1,379,179	1,458,582
6.00%, 6/1/36	2,985,771	3,157,670
6.00%, 9/1/36	1,235,320	1,314,934
6.00%, 5/1/37	593,683	631,944
6.03%, 8/1/36(a)	1,039,155	1,087,639
6.50%, 2/1/36	897,113	974,966
		28,322,127
Government National Mortgage Assoc. (5.5%)
4.50%, 5/20/39	3,599,993	3,801,827
5.50%, 1/20/39(a)	1,299,594	1,378,777
6.00%, 1/15/26	1,648	1,785
6.00%, 12/15/28	1,421	1,548
6.00%, 3/15/29	1,606	1,749
6.00%, 11/15/31	1,751	1,907
6.00%, 6/15/37	634,649	681,831
6.00%, 10/15/37	510,037	548,679

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

SELECT BOND FUND

	Shares or Principal Amount	Value
6.50%, 10/20/38	$1,031,568	$1,104,680
		7,522,783
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		49,159,919
U.S. TREASURY OBLIGATIONS (8.6%)
U.S. Treasury Notes (8.6%)
2.25%, 5/31/14	3,000,000	3,024,375
3.50%, 2/15/18	2,000,000	2,031,406
4.25%, 11/15/13	3,000,000	3,260,859
4.50%, 3/31/12	3,000,000	3,204,726
		11,521,366
TOTAL U.S. TREASURY OBLIGATIONS		11,521,366
MONEY MARKET FUND (2.8%)
Fifth Third Institutional Government Money Market Fund, 0.03%(a)	3,806,309	3,806,309
TOTAL MONEY MARKET FUND		3,806,309
TOTAL INVESTMENTS (COST $ 130,955,103) 99.2%		133,128,201
OTHER ASSETS IN EXCESS OF LIABILITIES 0.8%		1,136,821
NET ASSETS 100.0%		$134,265,022
(a)	Variable rate security. Rate shown represents the rate as of April 30, 2010.
(b)	The Issuer has the option to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	Non-Income Producing; Defaulted Bond.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.2%)
AEROSPACE & DEFENSE (4.9%)
Lockheed Martin Corp.	11,020	$935,488
Northrop Grumman Corp.	26,640	1,806,991
Raytheon Co.	24,810	1,446,423
		4,188,902
BEVERAGES (1.3%)
Coca-Cola Co.	20,210	1,080,225
CHEMICALS (4.2%)
Sensient Technologies Corp.	44,100	1,390,473
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	26,660	959,760
Syngenta AG, Sponsored ADR	24,810	1,253,153
		3,603,386
COMMERCIAL BANKS (6.9%)
Banco de Chile, Sponsored ADR	33,073	2,070,370
Banco Santander Central Hispano SA, Sponsored ADR	113,930	1,405,896
First Financial Bankshares, Inc.	18,370	982,428
Tompkins Financial Corp.	34,910	1,418,044
		5,876,738
COMMERCIAL SERVICES & SUPPLIES (1.3%)
Healthcare Services Group, Inc.	49,610	1,066,119
COMPUTERS & PERIPHERALS (3.1%)
Diebold, Inc.	27,560	864,006
International Business Machines Corp.	13,780	1,777,620
		2,641,626
CONSTRUCTION MATERIALS (0.7%)
CRH PLC, Sponsored ADR	20,210	577,804
DISTRIBUTORS (2.5%)
Genuine Parts Co.	49,610	2,123,308
DIVERSIFIED TELECOMMUNICATION SERVICES (2.8%)
AT&T, Inc.	42,260	1,101,296
Telus Corp.	36,730	1,296,936
		2,398,232
ELECTRIC UTILITIES (1.6%)
Progress Energy, Inc.	33,060	1,319,755
ELECTRICAL EQUIPMENT (1.9%)
Hubbell, Inc., Class B	34,910	1,622,268
FOOD & STAPLES RETAILING (3.7%)
Delhaize Group, Sponsored ADR	16,540	1,369,016
SYSCO Corp.	56,960	1,796,518
		3,165,534
FOOD PRODUCTS (6.4%)
Campbell Soup Co.	36,750	1,317,855
H.J. Heinz Co.	53,290	2,497,702
Unilever NV, NY Shares	55,130	1,668,234
		5,483,791

	Shares	Value
GAS UTILITIES (3.7%)
AGL Resources, Inc.	36,750	$1,451,992
The Laclede Group, Inc.	49,610	1,690,709
		3,142,701
HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Meridian Bioscience, Inc.	27,560	550,924
HEALTH CARE PROVIDERS & SERVICES (1.0%)
Fresenius Medical Care AG & Co., Sponsored ADR	16,540	892,168
HOTELS, RESTAURANTS & LEISURE (2.6%)
McDonald’s Corp.	31,240	2,205,232
HOUSEHOLD PRODUCTS (1.1%)
Kimberly-Clark Corp.	14,700	900,522
INDUSTRIAL CONGLOMERATES (2.1%)
Siemens AG, Sponsored ADR	18,380	1,794,623
IT SERVICES (3.4%)
Automatic Data Processing, Inc.	36,750	1,593,480
Paychex, Inc.	42,260	1,293,156
		2,886,636
LEISURE EQUIPMENT & PRODUCTS (2.5%)
Mattel, Inc.	91,880	2,117,834
MEDIA (7.7%)
Pearson PLC, Sponsored ADR	134,140	2,142,216
Shaw Communications, Inc., Class B	84,530	1,590,009
Thomson Reuters Corp.	44,090	1,581,949
WPP PLC, Sponsored ADR	23,890	1,262,109
		6,576,283
MULTI-UTILITIES (0.6%)
SCANA Corp.	12,860	507,584
OIL, GAS & CONSUMABLE FUELS (11.6%)
BP PLC, Sponsored ADR	23,890	1,245,864
Chevron Corp.	18,370	1,496,053
CNOOC Ltd., Sponsored ADR	12,865	2,263,211
Enbridge, Inc.	25,720	1,242,533
Royal Dutch Shell PLC, Sponsored ADR	33,070	2,075,142
Total SA, Sponsored ADR	29,400	1,598,772
		9,921,575
PHARMACEUTICALS (6.4%)
Abbott Laboratories	37,670	1,927,197
Bristol-Myers Squibb Co.	86,360	2,184,045
Eli Lilly & Co.	38,590	1,349,492
		5,460,734
REAL ESTATE INVESTMENT TRUST (4.5%)
OMEGA Healthcare Investors, Inc.	67,990	1,361,160
Public Storage, Inc.	14,700	1,424,577
Senior Housing Properties Trust	47,780	1,074,094
		3,859,831

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2010

GLOBAL EQUITY INCOME FUND

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Intel Corp.	91,880	$2,097,620
SOFTWARE (2.7%)
SAP AG, Sponsored ADR	47,770	2,266,687
TEXTILES APPAREL & LUXURY GOODS (1.3%)
VF Corp.	12,860	1,111,361
THRIFTS & MORTGAGE FINANCE (2.4%)
Hudson City Bancorp, Inc.	154,350	2,052,855
TRADING COMPANY & DISTRIBUTORS (1.2%)
Kaman Corp., Class A	38,590	1,057,752
TOTAL COMMON STOCKS		84,550,610

	Shares	Value
MONEY MARKET FUND (0.6%)
Fifth Third Institutional Government Money Market Fund, 0.03%(a)	500,917	$500,917
TOTAL MONEY MARKET FUND		500,917
TOTAL INVESTMENTS (COST $ 78,235,631) 99.8%		85,051,527
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		182,876
NET ASSETS 100.0%		$85,234,403
(a)	Variable rate security. Rate shown represents the rate as of April 30, 2010.

ADR – American Depositary Receipt

PLC – Public Limited Co.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — April 30, 2010

	Large Cap Enhanced Index Fund	Small- Mid Cap Enhanced Index Fund	International Enhanced Index Fund	Select Bond Fund	Global Equity Income Fund
Assets:
Investments, at value (cost $149,761,305, $90,973,235, $122,850,166, $130,955,103 and $78,235,631, respectively)	$158,772,222	$104,171,357	$110,954,132	$133,128,201	$85,051,527
Receivable for investments sold	—	—	24,127	234,866	—
Receivable for capital shares issued	12,815	5,135	147,188	12,041	9,791
Interest and dividends receivable	136,691	48,621	297,919	1,000,642	268,835
Reclaims receivable	—	—	4,068	—	—
Prepaid expenses and other assets	9,425	10,182	10,427	9,707	15,181
Total Assets	158,931,153	104,235,295	111,437,861	134,385,457	85,345,334
Liabilities:
Payable to Custodian	1,980	8,663	7,547	9,858	5,683
Payable for capital shares redeemed	69,244	26,992	39,349	7,772	40,455
Investment advisory fees	19,656	12,908	28,213	27,378	21,142
Consulting fees	10,449	6,861	7,491	8,739	5,620
Administration fees	9,218	6,052	6,595	7,711	4,959
Administrative services fee	3,976	26,266	2,290	1,995	2,335
Fund accounting fees	3,065	3,625	1,882	3,578	1,517
Transfer agent fees	14,032	23,996	7,204	15,474	6,412
Custodian fees	3,794	2,493	2,210	4,223	2,391
Directors fees	1,271	829	771	1,203	760
Distribution fees	3,811	8,769	2,147	2,983	2,043
Other	29,320	19,918	18,504	29,521	17,614
Total Liabilities	169,816	147,372	124,203	120,435	110,931
Net Assets	$158,761,337	$104,087,923	$111,313,658	$134,265,022	$85,234,403
Composition of Net Assets:
Capital (par value and paid-in surplus)	$165,412,903	$99,795,312	$127,715,494	$133,293,481	$95,541,181
Undistributed net investment income	183,822	37,765	241,326	602,768	282,854
Accumulated net realized loss on investment transactions	(15,846,305)	(8,943,276)	(4,747,128)	(1,804,325)	(17,405,528)
Unrealized appreciation/(depreciation) on investments	9,010,917	13,198,122	(11,896,034)	2,173,098	6,815,896
Net Assets	$158,761,337	$104,087,923	$111,313,658	$134,265,022	$85,234,403
Individual Class
Net Assets	$18,762,337	$42,337,317	$9,928,021	$14,439,701	$9,943,206
Shares authorized	7,500,000	12,499,900	7,500,000	7,500,000	7,500,000
Shares issued and outstanding ($0.001 par value)	779,186	3,746,359	455,446	575,488	460,590
Net asset value, offering and redemption price per share	$24.08	$11.30	$21.80	$25.09	$21.59
Institutional Class
Net Assets	$139,999,000	$61,750,606	$101,385,637	$119,825,321	$75,291,197
Shares authorized	37,500,000	12,500,000	37,500,000	37,500,000	37,500,000
Shares issued and outstanding ($0.001 par value)	5,839,693	5,427,426	4,641,915	4,798,302	3,484,558
Net asset value, offering and redemption price per share	$23.97	$11.38	$21.84	$24.97	$21.61

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Year Ended April 30, 2010

	Large Cap Enhanced Index Fund	Small- Mid Cap Enhanced Index Fund	International Enhanced Index Fund	Select Bond Fund	Global Equity Income Fund
Investment Income:
Interest	$—	$—	$—	$5,710,568	$—
Dividend (net of foreign withholding $0, $25, $263,617, $0 and $179,130)	2,413,728	1,008,145	2,479,119	6,061	2,943,036
Total investment income	2,413,728	1,008,145	2,479,119	5,716,629	2,943,036
Expenses:
Investment advisory fees	196,821	130,805	248,679	347,857	225,396
Consulting fees	106,811	70,993	67,412	113,419	61,186
Administration fees	95,523	63,499	60,240	101,597	54,733
Distribution fees – Individual Class	36,543	88,906	23,065	36,687	20,744
Administrative services fees – Individual Class	14,231	34,434	8,918	14,131	8,089
Accounting fees	108,359	91,909	65,817	118,636	59,359
Custodian fees	19,596	13,176	10,680	23,303	13,181
Transfer agent fees	48,459	81,877	24,865	54,826	24,505
Directors’ retainer and meetings	22,259	15,071	11,814	29,931	15,020
Miscellaneous fees	75,613	63,294	54,055	81,908	60,346
Total expenses	724,215	653,964	575,545	922,295	542,559
Net investment income	1,689,513	354,181	1,903,574	4,794,334	2,400,477
Realized and unrealized gain/(loss) from investments and foreign currency:
Net realized gain/(loss) from investment transactions	(1,791,400)	941,876	(3,111,792)	(179,471)	(4,124,402)
Net change in unrealized appreciation on investments	49,598,414	36,186,714	22,964,998	4,992,142	25,583,692
Net realized and unrealized gain/(loss) on investments	47,807,014	37,128,590	19,853,206	4,812,671	21,459,290
Net increase in net assets resulting from operations	$49,496,527	$37,482,771	$21,756,780	$9,607,005	$23,859,767

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

LARGE CAP ENHANCED INDEX FUND

	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009
Change in net assets from operations:
Net investment income	$1,689,513	$2,106,578
Net realized loss from investment transactions	(1,791,400)	(12,984,994)
Net change in unrealized appreciation/(depreciation) on investments	49,598,414	(43,473,346)
Change in net assets resulting from operations	49,496,527	(54,351,762)
Distributions to shareholders from:
Net investment income:
Individual Class	(149,850)	(193,322)
Institutional Class	(1,462,706)	(1,846,767)
Net realized gains:
Individual Class	—	(833,389)
Institutional Class	—	(6,444,829)
Total distributions	(1,612,556)	(9,318,307)
Capital Transactions:
Individual class
Proceeds from shares issued	6,862,568	6,273,111
Dividends reinvested	149,818	1,026,417
Cost of shares redeemed	(5,409,716)	(5,268,485)
Net increase	1,602,670	2,031,043
Institutional class
Proceeds from shares issued	16,064,455	14,282,481
Dividends reinvested	1,451,317	8,193,307
Cost of shares redeemed	(12,464,858)	(11,009,136)
Net increase	5,050,914	11,466,652
Net increase in net assets from fund share transactions:	6,653,584	13,497,695
Total increase/(decrease) in net assets	54,537,555	(50,172,374)
Net Assets:
Beginning of year	104,223,782	154,396,156
End of year	$158,761,337	$104,223,782
Accumulated undistributed net investment income	$183,822	$108,442
Share Transactions:
Individual Class
Issued	321,547	322,335
Reinvested	7,368	63,057
Redeemed	(264,899)	(273,708)
Change in Individual Class	64,016	111,684
Institutional Class
Issued	754,063	739,362
Reinvested	71,742	502,312
Redeemed	(590,993)	(554,429)
Change in Institutional Class	234,812	687,245

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

SMALL-MID CAP ENHANCED INDEX FUND

	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009
Change in net assets from operations:
Net investment income	$354,181	$737,175
Net realized gain/(loss) from investment transactions	941,876	(9,587,120)
Net change in unrealized appreciation/(depreciation) on investments	36,186,714	(20,034,845)
Change in net assets resulting from operations	37,482,771	(28,884,790)
Distributions to shareholders from:
Net investment income:
Individual Class	(96,894)	(253,397)
Institutional Class	(260,642)	(442,661)
Net realized gains:
Individual Class	—	(665,561)
Institutional Class	—	(876,066)
Total distributions	(357,536)	(2,237,685)
Capital Transactions:
Individual class
Proceeds from shares issued	2,642,020	2,950,193
Dividends reinvested	89,149	839,576
Cost of shares redeemed	(4,686,825)	(3,626,871)
Net increase/(decrease)	(1,955,656)	162,898
Institutional class
Proceeds from shares issued	6,115,262	8,273,046
Dividends reinvested	260,639	1,318,726
Cost of shares redeemed	(8,724,656)	(4,527,065)
Net increase/(decrease)	(2,348,755)	5,064,707
Net increase/(decrease) in net assets from fund share transactions:	(4,304,411)	5,227,605
Total increase/(decrease) in net assets	32,820,824	(25,894,870)
Net Assets:
Beginning of year	71,267,099	97,161,969
End of year	$104,087,923	$71,267,099
Accumulated undistributed net investment income	$37,765	$37,129
Share Transactions:
Individual Class
Issued	273,112	347,845
Reinvested	9,724	122,168
Redeemed	(494,547)	(465,497)
Change in Individual Class	(211,711)	4,516
Institutional Class
Issued	633,744	1,035,326
Reinvested	28,065	188,610
Redeemed	(923,908)	(564,510)
Change in Institutional Class	(262,099)	659,426

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

INTERNATIONAL ENHANCED INDEX FUND

	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009
Change in net assets from operations:
Net investment income	$1,903,574	$1,824,671
Net realized loss from investment transactions	(3,111,792)	(1,621,746)
Net change in unrealized appreciation/(depreciation) on investments	22,964,998	(40,352,490)
Change in net assets resulting from operations	21,756,780	(40,149,565)
Distributions to shareholders from:
Net investment income:
Individual Class	(188,478)	(232,341)
Institutional Class	(1,673,969)	(1,794,317)
Net realized gains:
Individual Class	—	(28,335)
Institutional Class	—	(189,373)
Total distributions	(1,862,447)	(2,244,366)
Capital Transactions:
Individual class
Proceeds from shares issued	2,594,008	3,987,324
Dividends reinvested	188,436	260,563
Cost of shares redeemed	(3,107,238)	(1,704,628)
Net increase/(decrease)	(324,794)	2,543,259
Institutional class
Proceeds from shares issued	36,858,857	12,744,281
Dividends reinvested	1,590,833	1,983,690
Cost of shares redeemed	(6,783,251)	(6,121,712)
Net increase	31,666,439	8,606,259
Net increase in net assets from fund share transactions:	31,341,645	11,149,518
Total increase/(decrease) in net assets	51,235,978	(31,244,413)
Net Assets:
Beginning of year	60,077,680	91,322,093
End of year	$111,313,658	$60,077,680
Accumulated undistributed net investment income	$241,326	$200,153
Share Transactions:
Individual Class
Issued	121,966	206,700
Reinvested	9,516	13,014
Redeemed	(149,703)	(99,527)
Change in Individual Class	(18,221)	120,187
Institutional Class
Issued	1,683,814	669,723
Reinvested	79,504	98,228
Redeemed	(328,874)	(321,570)
Change in Institutional Class	1,434,444	446,381

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

SELECT BOND FUND

	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009
Change in net assets from operations:
Net investment income	$4,794,334	$5,944,219
Net realized gain/(loss) from investment transactions	(179,471)	529,763
Net change in unrealized appreciation/(depreciation) on investments	4,992,142	(2,038,956)
Change in net assets resulting from operations	9,607,005	4,435,026
Distributions to shareholders from:
Net investment income:
Individual Class	(457,951)	(673,719)
Institutional Class	(4,235,303)	(5,645,705)
Total distributions	(4,693,254)	(6,319,424)
Capital Transactions:
Individual class
Proceeds from shares issued	4,183,716	5,399,803
Dividends reinvested	457,511	672,835
Cost of shares redeemed	(5,324,125)	(7,912,259)
Net decrease	(682,898)	(1,839,621)
Institutional class
Proceeds from shares issued	14,589,592	9,040,942
Dividends reinvested	4,173,441	5,562,009
Cost of shares redeemed	(29,406,655)	(19,458,686)
Net decrease	(10,643,622)	(4,855,735)
Net decrease in net assets from fund share transactions:	(11,326,520)	(6,695,356)
Total decrease in net assets	(6,412,769)	(8,579,754)
Net Assets:
Beginning of year	140,677,791	149,257,545
End of year	$134,265,022	$140,677,791
Accumulated undistributed net investment income	$602,768	$212,901
Share Transactions:
Individual Class
Issued	168,410	223,363
Reinvested	18,514	27,966
Redeemed	(214,742)	(329,014)
Change in Individual Class	(27,818)	(77,685)
Institutional Class
Issued	591,252	375,149
Reinvested	169,793	232,294
Redeemed	(1,190,572)	(810,044)
Change in Institutional Class	(429,527)	(202,601)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

GLOBAL EQUITY INCOME FUND

	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009
Change in net assets from operations:
Net investment income	$2,400,477	$2,856,090
Net realized loss from investment transactions	(4,124,402)	(13,282,641)
Net change in unrealized appreciation/(depreciation) on investments	25,583,692	(19,091,189)
Change in net assets resulting from operations	23,859,767	(29,517,740)
Distributions to shareholders from:
Net investment income:
Individual Class	(242,049)	(317,976)
Institutional Class	(2,138,405)	(2,454,081)
Total distributions	(2,380,454)	(2,772,057)
Capital Transactions:
Individual class
Proceeds from shares issued	2,352,735	3,062,558
Dividends reinvested	242,049	317,976
Cost of shares redeemed	(2,292,342)	(1,659,193)
Net increase	302,442	1,721,341
Institutional class
Proceeds from shares issued	7,934,216	10,558,191
Dividends reinvested	2,138,405	2,454,080
Cost of shares redeemed	(7,298,709)	(6,993,240)
Net increase	2,773,912	6,019,031
Net increase in net assets from fund share transactions:	3,076,354	7,740,372
Total increase/(decrease) in net assets	24,555,667	(24,549,425)
Net Assets:
Beginning of year	60,678,736	85,228,161
End of year	$85,234,403	$60,678,736
Accumulated undistributed net investment income	$282,854	$262,122
Share Transactions:
Individual Class
Issued	113,959	148,710
Reinvested	12,618	16,778
Redeemed	(118,632)	(94,019)
Change in Individual Class	7,945	71,469
Institutional Class
Issued	402,689	570,517
Reinvested	110,993	129,364
Redeemed	(369,527)	(371,147)
Change in Institutional Class	144,155	328,734

See notes to financial statements.

(This page intentionally left blank.)

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gains/ (Losses) on Investments	Total from Investment Operations
Individual Class
Large Cap Enhanced Index Fund
Year ended April 30, 2010	$16.57	0.19	7.53	7.72
Year ended April 30, 2009	28.09	0.30	(10.23)	(9.93)
Year ended April 30, 2008	32.19	0.07	(1.96)	(1.89)
Year ended April 30, 2007	30.33	0.22	3.20	3.42
Year ended April 30, 2006	25.47	0.16	5.15	5.31
Small-Mid Cap Enhanced Index Fund
Year ended April 30, 2010	$7.36	0.03	3.94	3.97
Year ended April 30, 2009	10.78	0.07	(3.26)	(3.19)
Year ended April 30, 2008	13.60	(0.02)	(1.31)	(1.33)
Year ended April 30, 2007	13.26	(0.08)	1.00	0.92
Period ended April 30, 2006(c)	12.99	(0.04)	1.93	1.89
Year ended October 31 2005	12.30	0.02	0.69	0.71
International Enhanced Index Fund
Year ended April 30, 2010	$16.29	0.43	5.50	5.93
Year ended April 30, 2009	29.28	0.47	(12.84)	(12.37)
Year ended April 30, 2008	29.87	0.67	0.79	1.46
Year ended April 30, 2007	26.39	0.38	3.59	3.97
Period ended April 30, 2006(d)	25.00	0.04	1.35	1.39
Select Bond Fund
Year ended April 30, 2010	$24.23	0.77	0.86	1.63
Year ended April 30, 2009	24.52	0.92	(0.24)	0.68
Year ended April 30, 2008	24.35	0.79	0.37	1.16
Year ended April 30, 2007	23.89	1.01	0.38	1.39
Year ended April 30, 2006	24.73	0.89	(0.86)	0.03
Global Equity Income Fund
Year ended April 30, 2010	$15.99	0.55	5.61	6.16
Year ended April 30, 2009	25.11	0.74	(9.13)	(8.39)
Period ended April 30, 2008(e)	25.00	0.03	0.08	0.11
Institutional Class
Large Cap Enhanced Index Fund
Year ended April 30, 2010	$16.48	0.26	7.49	7.75
Year ended April 30, 2009	27.95	0.37	(10.19)	(9.82)
Year ended April 30, 2008	32.10	0.35	(2.15)	(1.80)
Year ended April 30, 2007	30.33	0.27	3.23	3.50
Year ended April 30, 2006	25.47	0.22	5.16	5.38
Small-Mid Cap Enhanced Index Fund
Year ended April 30, 2010	$7.40	0.06	3.97	4.03
Year ended April 30, 2009	10.84	0.08	(3.27)	(3.19)
Year ended April 30, 2008	13.63	0.02	(1.31)	(1.29)
Year ended April 30, 2007	13.21	(0.01)	1.01	1.00
Period ended April 30, 2006(f)	13.11	—	0.10	0.10
International Enhanced Index Fund
Year ended April 30, 2010	$16.32	0.49	5.52	6.01
Year ended April 30, 2009	29.33	0.55	(12.88)	(12.33)
Year ended April 30, 2008	29.92	0.83	0.72	1.55
Year ended April 30, 2007	26.43	0.45	3.59	4.04
Period ended April 30, 2006(d)	25.00	0.09	1.34	1.43
Select Bond Fund
Year ended April 30, 2010	$24.11	0.87	0.84	1.71
Year ended April 30, 2009	24.41	0.99	(0.24)	0.75
Year ended April 30, 2008	24.30	1.08	0.13	1.21
Year ended April 30, 2007	23.90	1.04	0.40	1.44
Year ended April 30, 2006	24.73	0.93	(0.83)	0.10
Global Equity Income Fund
Year ended April 30, 2010	$16.00	0.63	5.61	6.24
Year ended April 30, 2009	25.12	0.81	(9.14)	(8.33)
Period ended April 30, 2008(e)	25.00	0.05	0.07	0.12
*	Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	For the period from November 1, 2005 to April 30, 2006.
(d)	For the period from February 28, 2006 (period of commencement) through April 30, 2006.
(e)	For the period from April 1, 2008 (commencement of operations) through April 30, 2008.
(f)	For the period from April 3, 2006 (commencement of operations) through April 30, 2006.

See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

	Distributions:					Ratios/Supplementary Data:
	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate*
Individual Class
Large Cap Enhanced Index Fund
Year ended April 30, 2010	(0.21)	—	(0.21)	$24.08	46.80%	18,762	0.86%	0.92%	36%
Year ended April 30, 2009	(0.30)	(1.29)	(1.59)	16.57	(35.20)%	11,851	0.93%	1.47%	23%
Year ended April 30, 2008	(0.22)	(1.99)	(2.21)	28.09	(6.36)%	16,950	1.01%	0.51%	74%
Year ended April 30, 2007	(0.09)	(1.47)	(1.56)	32.19	11.65%	2,164	0.93%	0.64%	14%
Year ended April 30, 2006	(0.16)	(0.29)	(0.45)	30.33	20.95%	3,693	1.01%	0.54%	8%
Small-Mid Cap Enhanced Index Fund
Year ended April 30, 2010	(0.03)	—	(0.03)	$11.30	53.95%	42,337	0.95%	0.19%	33%
Year ended April 30, 2009	(0.06)	(0.17)	(0.23)	7.36	(29.41)%	29,142	0.98%	0.90%	33%
Year ended April 30, 2008	(0.01)	(1.48)	(1.49)	10.78	(10.59)%	42,633	1.49%	(0.17)%	72%
Year ended April 30, 2007	—	(0.58)	(0.58)	13.60	7.16%	44,367	1.50%	(0.58)%	20%
Period ended April 30, 2006(c)	—	(1.62)	(1.62)	13.26	15.95%	46,112	1.71%	(0.59)%	30%
Year ended October 31 2005	(0.02)	—	(0.02)	12.99	5.79%	42,455	1.67%	0.16%	113%
International Enhanced Index Fund
Year ended April 30, 2010	(0.42)	—	(0.42)	$21.80	36.68%	9,928	1.00%	2.07%	25%
Year ended April 30, 2009	(0.56)	(0.06)	(0.62)	16.29	(42.65)%	7,717	1.09%	2.39%	5%
Year ended April 30, 2008	(0.72)	(1.33)	(2.05)	29.28	4.77%	10,351	1.13%	5.11%	20%
Year ended April 30, 2007	(0.42)	(0.07)	(0.49)	29.87	15.43%	86	1.28%	1.55%	6%
Period ended April 30, 2006(d)	—	—	—	26.39	5.56%	3	1.53%	2.61%	1%
Select Bond Fund
Year ended April 30, 2010	(0.77)	—	(0.77)	$25.09	6.80%	14,440	0.97%	3.12%	40%
Year ended April 30, 2009	(0.97)	—	(0.97)	24.23	2.85%	14,616	0.95%	3.79%	39%
Year ended April 30, 2008	(0.99)	—	(0.99)	24.52	4.89%	16,695	1.08%	3.92%	36%
Year ended April 30, 2007	(0.93)	—	(0.93)	24.35	5.99%	2,009	0.97%	4.05%	32%
Year ended April 30, 2006	(0.87)	—	(0.87)	23.89	0.07%	2,583	0.97%	3.53%	40%
Global Equity Income Fund
Year ended April 30, 2010	(0.56)	—	(0.56)	$21.59	39.02%	9,943	1.03%	2.90%	84%
Year ended April 30, 2009	(0.73)	—	(0.73)	15.99	(33.86)%	7,236	1.09%	3.82%	28%
Period ended April 30, 2008(e)	—	—	—	25.11	0.44%	9,572	1.44%	3.35%	—%
Institutional Class
Large Cap Enhanced Index Fund
Year ended April 30, 2010	(0.26)	—	(0.26)	$23.97	47.30%	139,999	0.51%	1.26%	36%
Year ended April 30, 2009	(0.36)	(1.29)	(1.65)	16.48	(34.99)%	92,373	0.58%	1.84%	23%
Year ended April 30, 2008	(0.36)	(1.99)	(2.35)	27.95	(6.13)%	137,446	0.64%	1.07%	74%
Year ended April 30, 2007	(0.26)	(1.47)	(1.73)	32.10	11.95%	88,362	0.68%	0.88%	14%
Year ended April 30, 2006	(0.23)	(0.29)	(0.52)	30.33	21.25%	89,555	0.76%	0.79%	8%
Small Mid-Cap Enhanced Index Fund
Year ended April 30, 2010	(0.05)	—	(0.05)	$11.38	54.55%	61,751	0.61%	0.54%	33%
Year ended April 30, 2009	(0.08)	(0.17)	(0.25)	7.40	(29.26)%	42,125	0.72%	1.01%	33%
Year ended April 30, 2008	(0.02)	(1.48)	(1.50)	10.84	(10.27)%	54,529	0.80%	0.38%	72%
Year ended April 30, 2007	—	(0.58)	(0.58)	13.63	7.79%	323	1.28%	(0.45)%	20%
Period ended April 30, 2006(f)	—	—	—	13.21	0.76%	—	1.46%	(0.34)%	30%
International Enhanced Index Fund
Year ended April 30, 2010	(0.49)	—	(0.49)	$21.84	37.14%	101,386	0.65%	2.32%	25%
Year ended April 30, 2009	(0.62)	(0.06)	(0.68)	16.32	(42.48)%	52,361	0.76%	2.73%	5%
Year ended April 30, 2008	(0.81)	(1.33)	(2.14)	29.33	5.06%	80,971	0.88%	3.07%	20%
Year ended April 30, 2007	(0.48)	(0.07)	(0.55)	29.92	15.67%	31,093	1.03%	1.82%	6%
Period ended April 30, 2006(d)	—	—	—	26.43	5.72%	15,934	1.31%	2.83%	1%
Select Bond Fund
Year ended April 30, 2010	(0.85)	—	(0.85)	$24.97	7.21%	119,825	0.63%	3.48%	40%
Year ended April 30, 2009	(1.05)	—	(1.05)	24.11	3.16%	126,062	0.63%	4.09%	39%
Year ended April 30, 2008	(1.10)	—	(1.10)	24.41	5.11%	132,563	0.69%	4.37%	36%
Year ended April 30, 2007	(1.04)	—	(1.04)	24.30	6.16%	102,796	0.69%	4.32%	32%
Year ended April 30, 2006	(0.93)	—	(0.93)	23.90	0.36%	100,798	0.72%	3.78%	40%
Global Equity Income Fund
Year ended April 30, 2010	(0.63)	—	(0.63)	$21.61	39.53%	75,291	0.68%	3.23%	84%
Year ended April 30, 2009	(0.79)	—	(0.79)	16.00	(33.63)%	53,443	0.72%	4.20%	28%
Period ended April 30, 2008(e)	—	—	—	25.12	0.48%	75,656	0.81%	2.73%	—%

See notes to financial statements.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS — April 30, 2010

Note 1 — Organization:

The Steward Funds consist of five funds (individually a “Fund” and, collectively, the “Funds”) that are series of two separate companies: the Steward Funds, Inc. and the Capstone Series Fund, Inc. The Funds are organized as Maryland corporations. Each is registered under the Investment Company Act of 1940 (“1940 Act”) as a diversified open-end management investment company. Four of the Funds are series of Steward Funds, Inc. — Steward Large Cap Enhanced Index Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, and Steward Select Bond Fund. One fund, Steward Small-Mid Cap Enhanced Index Fund, is a series of Capstone Series Fund, Inc.

Each Fund currently offers two Classes of shares (“Individual Class” and “Institutional Class”). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that Individual Class bears expenses under a Service and Distribution Plan and an Administrative Services Plan. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Class. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.

Note 2 — Investment Objectives:

Steward Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of April 30, 2010, stocks with market capitalizations between $1.4 billion and $321 billion are considered to be large capitalization stocks.

Steward Small-Mid Cap Enhanced Index Fund seeks to provide long term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of April 30, 2010, stocks with market capitalizations between $51 million and $7.8 billion are considered to be small to medium capitalization stocks.

Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of American Depositary Receipts (“ADRs”).

Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in ADRs representing securities of companies located or domiciled outside of the United States, with selective allocation between equity securities of developed market companies and emerging market companies.

Steward Select Bond Fund seeks to provide high current income with capital appreciation and growth of income. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

In pursuing their investment objectives, the Funds apply a comprehensive set of cultural value screens to all of their portfolio investments.

Note 3 — Significant Accounting Policies:

The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds.

Portfolio Valuation:  Fund investments are recorded at fair value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Select Bond Fund’s investment in mortgage bonds of religious organizations are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Select Bond Fund values investments in church bonds on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The current method of valuation is a matrix formula that derives a bid price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. Capstone Asset Management Company (“CAMCO” or “the Adviser”) constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. The Adviser obtains credit research and analysis from various industry sources, including the underwriters of a significant volume of mortgage bonds of religious organizations from which the Fund has acquired all of its investments in such bonds. When in the judgment of the Adviser, the fair value of an individual security, as determined utilizing the matrix formula, no longer represents the fair value of that security, the Adviser will determine a fair value of that security. Factors that the Adviser might consider in establishing the fair value include, but would not be limited to, the general conditions in the church bond market and the overall financial market, the transaction price of any recent sales or purchases of the security; the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer; the estimated value of the underlying collateral and the issuer’s payment history including the consideration of default on interest payments and/or delinquency on sinking fund payments. In addition, the Fund also has specific procedures for treatment of defaulted bonds that are subject to foreclosure proceedings. Factors that the Adviser might consider in establishing fair value for bonds holding foreclosed properties, include, but are not limited to, independent appraisal values and estimated costs associated with the disposition of the property. Because of the inherent uncertainty of valuations determined both by utilizing the matrix formula and by the Adviser, those estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material.

In determining fair value, the Funds use various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayments spreads and credit risks).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The following table presents information about the Funds’ assets measured at fair value as of April 30, 2010:

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$158,204,506	$—	$—	$158,204,506
Money Market	567,716	—	—	567,716
Total	158,772,222	—	—	158,772,222

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Small-Mid Cap Enhanced Fund
Security Type
Common Stocks*	103,658,572	—	—	103,658,572
Money Markets	512,785	—	—	512,785
Total	104,171,357	—	—	104,171,357
Steward International Enhanced Index Fund
Security Type
Common Stocks*	110,358,366	—	—	110,358,366
Money Market	595,766	—	—	595,766
Total	110,954,132	—	—	110,954,132
Steward Select Bond Fund
Security Type
Corporate Bonds*	—	44,749,150	2,587,018	47,336,168
U.S. Government Agencies	—	21,304,439	—	21,304,439
U.S. Government Agency Mortgage-Backed Obligations	—	49,159,919	—	49,159,919
U.S. Treasury Obligations	11,521,366	—	—	11,521,366
Money Market	3,806,309	—	—	3,806,309
Total	15,327,675	115,213,508	2,587,018	133,128,201
Steward Global Equity Income Fund
Security Type
Common Stocks*	84,550,610	—	—	84,550,610
Money Market	500,917	—	—	500,917
Total	85,051,527	—	—	85,051,527
*	Please refer to the Schedule of Investments to view common stock and corporate bonds segregated by industry type.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Investments in Corporate Bonds
Balance as of May 1, 2009	$2,660,018
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)	(73,000)
Realized Gain / (Loss)	—
Net Purchase / (Sales)	—
Transfers In / (Out) of Level 3	—
Balance as of April 30, 2010	$2,587,018

New Accounting Pronouncements:  In January 2010, Financial Accounting Standards Board issued Accounting Standards Update 2010-06 (“ASU 2010-06”) to Accounting Standards Codification (“ASC 820-10”), “Fair Value Measurements and Disclosures — Overall”. The amendment requires the disclosure of input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. In addition, transfers between all levels must be disclosed on a gross basis including the reason(s) for the transfer(s). Purchases, sales, issuances, and settlements in the Level 3 roll forward must be disclosed on a gross basis. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, while disclosures about purchases, sales, issuances, and settlements in the

Level 3 roll forward of activity is effective for interim and fiscal periods beginning after December 15, 2010. Management is currently evaluating the impact this guidance will have on the Funds’ financial statements.

Securities Transactions and Investment Income:  Portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of all Funds are declared and paid quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds. Income dividends and capital gain distributions are recorded on the ex-dividend date.

Federal Income Taxes:  The Funds intend to qualify as regulated investment companies under Sub-Chapter M the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

As of and during the year ended April 30, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2006. For all open tax-years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Allocation of Expenses:  Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.

Foreign Securities:  Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

Note 4 — Investment Advisory and Other Agreements:

CAMCO, a wholly-owned subsidiary of Capstone Financial Services, Inc. (`CFS`) serves as investment adviser to the Funds. CAMCO receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, CAMCO has full discretion to manage the assets of the Funds in accordance with its investment objectives.

The advisory fees for the Large Cap Enhanced Index Fund and the Small-Mid Cap Enhanced Index Fund are calculated at the annual rate of 0.15% on the first $500 million of the Fund’s average daily net assets. The rate then declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on average daily net assets in excess of $1 billion. The Global Equity Income Fund and the International Enhanced Index Fund each pay 0.30% on the first $500 million of the Fund’s average daily net assets. The rate then declines to 0.25% on the next $500 million of average daily net assets, and to 0.20% on average daily net assets in excess of $1 billion. The Select Bond Fund pays 0.25% on the first $500 million of the Fund’s average daily net assets. The rate then declines to 0.20% on the next $500 million of average daily net assets, and to 0.175% on average daily net assets in excess of $1 billion.

Pursuant to the terms of an administration agreement, CAMCO will supervise the Funds’ daily business affairs, coordinate the activities of persons providing services to the Funds, and furnish office space and equipment to the Funds. As compensation for its services, CAMCO receives a monthly fee from each Fund calculated at the annual rate of 0.075% on the first $500 million of the Funds’ aggregate average daily net assets. The rate declines to 0.03% of the Funds’ aggregate average daily net assets in excess of $500 million.

Capstone Asset Planning Company (“CAPCO”) serves as the Distributor of the Funds’ shares. CAPCO is an affiliate of CAMCO, and both are wholly-owned subsidiaries of CFS.

Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act whereby the Fund’s assets are used to compensate CAPCO for costs and expenses incurred in connection with the distribution and marketing of shares of each Fund and servicing of each Fund’s’ Individual Class shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses for prospective investors, advertising literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. Under the Plan, the Funds pay CAPCO an amount computed monthly at an annual rate of 0.25% of each Fund’s Individual Class average daily net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may allocate to securities dealers, (which may include CAPCO itself) and other financial institutions and organizations (collectively “Service Organizations”) amounts based on the particular Fund’s average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

The Administrative Services Plan provides that each Fund, out of assets attributable to its Individual Class shares, shall compensate CAPCO to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which Fund shareholders participate. The fee is charged to the Individual Class as a whole, up to 0.10% on the average daily net assets. The fee charged will be limited to the amount of fees paid to third-party shareholder service providers, which is calculated based on the value of shares held in such group accounts. The fee is in addition to fees payable for the Service and Distribution Plan.

CFS Consulting Services, LLC (“CCS”) serves as a consultant to the Funds. CCS, an affiliate of CAMCO, is a wholly-owned subsidiary of CFS. Per the consulting agreement, CCS receives its fee monthly, based on the annual average aggregate daily net assets of the Funds as follows:

First	$200,000,000	0.100%
Next	$200,000,000	0.075%
Next	$200,000,000	0.060%
Next	$400,000,000	0.050%
Over	$1,000,000,000	0.040%

Certain officers and directors of the Funds are also officers of CAMCO, CAPCO and CCS.

Citi Fund Services Ohio, Inc. (“Citi Ohio”), serves as the Funds’ transfer agent and fund accountant. Under the terms of the Transfer Agency Agreement, Citi Ohio will be paid for annual class fees and per account fees. Per the Fund Accounting Agreement, Citi Ohio is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.07% of each Fund’s average daily net assets.

Note 5 — Securities Lending:

The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to Credit Suisse, New York Branch (“CSNYB”), against receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by CSNYB in securities guaranteed by the U. S. Government, time deposits, certificates of deposit, or money markets approved by the Adviser. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 70% to the Funds and 30% to CSNYB. As of and during the year ended, April 30, 2010, there were no securities on loan for any of the Funds.

Note 6 — Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the period ended April 30, 2010 were as follows:

	Purchases	Sales
Large Cap Enhanced Index Fund	$53,088,284	$46,349,133
Small-Mid Cap Enhanced Index Fund	28,733,604	33,019,696
International Enhanced Index Fund	51,375,999	20,442,527
Select Bond Fund	50,909,720	80,454,281
Global Equity Income Fund	65,047,056	62,051,625

Note 7 — Federal Income Tax Information:

As of April 30, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Large Cap Enhanced Index Fund	$152,450,195	$20,514,247	$(14,192,220)	$6,322,027
Small-Mid Cap Enhanced Index Fund	91,663,189	19,434,069	(6,925,901)	12,508,168
International Enhanced Index Fund	123,907,570	4,556,911	(17,510,349)	(12,953,438)
Select Bond Fund	131,037,187	4,272,677	(2,181,663)	2,091,014
Global Equity Income Fund	78,382,478	8,122,807	(1,453,758)	6,669,049

The tax character of distributions paid during the fiscal year ended April 30, 2010 was as follows:

	Distributions paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Large Cap Enhanced Index Fund	$1,612,556	$—	$1,612,556	$1,612,556
Small-Mid Cap Enhanced Index Fund	357,536	—	357,536	357,536
International Enhanced Index Fund	1,862,447	—	1,862,447	1,862,447
Select Bond Fund	4,693,254	—	4,693,254	4,693,254
Global Equity Income Fund	2,380,454	—	2,380,454	2,380,454

On June 18, 2010, and June 22, 2010, the Funds declared and paid, respectively, a distribution from ordinary income for the following amounts:

Large Cap Enhanced Index Fund	$ 462,020
Small-Mid Cap Enhanced Index Fund	101,790
International Enhanced Index Fund	1,088,067
Select Bond Fund	1,324,524
Global Equity Income Fund	683,539

The tax character of distributions paid during the fiscal year ended April 30, 2009 was as follows:

	Distributions paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Large Cap Enhanced Index Fund	$2,040,084	$7,278,223	$9,318,307	$9,318,307
Small-Mid Cap Enhanced Index Fund	696,055	1,541,630	2,237,685	2,237,685
International Enhanced Index Fund	2,026,655	217,712	2,244,367	2,244,367
Select Bond Fund	6,319,424	—	6,319,424	6,319,424
Global Equity Income Fund	2,772,057	—	2,772,057	2,772,057

As of April 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Large Cap Enhanced Index Fund	$183,822	$—	$183,822	$(13,157,415)	$6,322,027	$(6,651,566)
Small-Mid Cap Enhanced Index Fund	37,765	—	37,765	(8,253,322)	12,508,168	4,292,611
International Enhanced Index Fund	254,325	—	254,325	(3,702,723)	(12,953,438)	(16,401,836)
Select Bond Fund	684,852	—	684,852	(1,804,325)	2,091,014	971,541
Global Equity Income Fund	282,854	—	282,854	(17,258,681)	6,669,049	(10,306,778)

As of April 30, 2010, the following Funds had net capital loss carryforwards, which are available to offset future realized gains.

	Amount	Expires
Large Cap Enhanced Index Fund	$1,742,539	2017
	7,149,375	2018
Small-Mid Cap Enhanced Index Fund	538,823	2017
	5,268,312	2018
International Enhanced Index Fund	141,270	2017
	2,760,068	2018
Select Bond Fund	143,207	2014
	388,125	2015
	804,734	2016
	468,259	2018
Global Equity Income Fund	288,759	2017
	15,213,057	2018

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal period may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2011:

Post-October Loss
Large Cap Enhanced Index Fund	$4,265,501
Small-Mid Cap Enhanced Index Fund	2,446,187
International Enhanced Index Fund	801,385
Select Bond Fund	—
Global Equity Income Fund	1,756,865

Note 8 — Reclassifications:

In accordance with GAAP, the Funds have made reclassifications among their capital accounts. These reclassifications are intended to adjust the components of the Funds’ net assets to reflect the tax character of permanent book/tax differences and have no impact on the net assets or the net asset value of the Funds. As of April 30, 2010, the Funds made reclassifications to increase or (decrease) the components of the net assets detailed below:

	Undistributed net investment income	Accumulated net realized gain/(loss) on investment transactions	Capital
Large Cap Enhanced Index Fund	$(1,577)	$1,576	$1
Small-Mid Cap Enhanced Index Fund	3,991	(3,991)	—
International Enhanced Index Fund	46	(46)	—
Select Bond Fund	288,787	(288,787)	—
Global Equity Income Fund	709	(709)	—

Note 9 — Contingencies and Commitments:

In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

Note 10 — Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of April 30, 2010, the following were record owners of the approximate amounts of each share class listed below. Record ownership is not necessarily the same as beneficial ownership.

Fund	Shareholder	Percent Owned
Large Cap Enhanced Index Fund – Individual Class	National Financial Services Corp.	77%
Large Cap Enhanced Index Fund – Institutional Class	National Financial Services Corp.	53%
Large Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	42%
Small-Mid Cap Enhanced Index Fund – Institutional Class	National Financial Services Corp.	51%
Small-Mid Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	48%
International Enhanced Index Fund – Individual Class	National Financial Services Corp.	90%
International Enhanced Index Fund – Institutional Class	National Financial Services Corp.	39%
International Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	35%
Select Bond Fund – Individual Class	National Financial Services Corp.	79%
Select Bond Fund – Institutional Class	National Financial Services Corp.	60%
Select Bond Fund – Institutional Class	TD Ameritrade Trust Co.	38%
Global Equity Income Fund – Individual Class	National Financial Services Corp.	97%
Global Equity Income Fund – Institutional Class	TD Ameritrade Trust Co.	52%
Global Equity Income Fund – Institutional Class	National Financial Services Corp.	47%

Note 11 — Subsequent Events:

Subsequent events occurring after April 30, 2010, have been evaluated by management for potential impact to these financial statements through the date of issuance.

Effective May 1, 2010, the Funds entered into a Compliance Services Agreement (the “Agreement”) with CAMCO. Based on the Agreement, CAMCO will provide certain compliance services for the Funds and the Board. For these services, the Funds will pay CAMCO a monthly fee at the annual rate of 0.025% of average daily net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Directors
Steward Funds, Inc. and
Capstone Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Steward Funds, Inc., comprising the Steward Large Cap Enhanced Index Fund, the Steward Select Bond Fund, the Steward International Enhanced Index Fund and the Steward Global Equity Income Fund, and the Capstone Series Fund, Inc., comprising the Steward Small-Mid Cap Enhanced Index Fund (collectively referred to as the “Funds”) as of April 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended for the Steward Large Cap Enhanced Index Fund, the Steward Select Bond Fund, the Steward International Enhanced Index Fund and the Steward Small-Mid Cap Enhanced Index Fund, and for each of the three periods in the period then ended for the Steward Global Equity Income Fund. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to April 30, 2007 were audited by another independent registered public accounting firm which expressed unqualified opinions on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the Funds’ custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Steward Large Cap Enhanced Index Fund, the Steward Select Bond Fund, the Steward International Enhanced Index Fund, the Steward Global Equity Income Fund and the Steward Small-Mid Cap Enhanced Index Fund as of April 30, 2010, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
June 24, 2010

GENERAL INFORMATION (Unaudited)

Federal Income Tax Information (unaudited):

For the fiscal year ended April 30, 2010, the following percentage of the total ordinary income distributions paid by the Funds qualify for the distributions received deduction available to corporate shareholders.

Distributions Received Deduction
Large Cap Enhanced Index Fund	100%
Small-Mid Cap Enhanced Index Fund	100%
International Enhanced Index Fund	—%
Select Bond Fund	—%
Global Equity Income Fund	64%

For the fiscal year ended April 30, 2010, distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2010 Form 1099-DIV.

For the taxable year ended April 30, 2010, the percentages of Qualified Dividend Income are as follows:

Qualified Dividend Income
Large Cap Enhanced Index Fund	100%
Small-Mid Cap Enhanced Index Fund	100%
International Enhanced Index Fund	100%
Global Equity Income Fund	100%

Proxy Voting Policy and Voting Records

A description of the policies and procedures that the Steward Funds use to determine how to vote proxies and information regarding how each fund voted proxies during the most recent 12 month-period ended June 30, is available without charge, (i) by calling 1-800-262-6631, or (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Steward Funds file a complete Schedule of Portfolio Investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter. Forms N-Q are available without charge on the SEC’s website at http://www.sec.gov. The Steward Funds’ Form N-Q may be reviewed, or, for a fee, may be copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DISCUSSION OF ANNUAL REVIEW AND APPROVAL OF ADVISORY AGREEMENTS FOR THE SERIES OF THE STEWARD FUNDS

At its meeting held February 23, 2010, the Board of Directors (“Board”) of Steward Funds, Inc. and Capstone Series Fund, Inc. (together, “Steward Funds”) conducted its regular annual review of the investment advisory contracts between Capstone Asset Management Company (“CAMCO”) and each of the series (each, a “Fund”) of the Steward Funds. No changes were proposed to any of the contracts and the continuation of each contract was approved unanimously by the full Board and by the independent directors. To assist the directors in their deliberations at the meeting, Mr. Edward Jaroski, President of CAMCO and of the Funds, reviewed information that had been distributed to the directors in advance, in response to a request for information from Fund counsel. He also reviewed in detail the business plans for Capstone Financial Services, Inc.(“Capstone”) and its various subsidiaries, noting that Capstone had made some adjustments to its organization chart, including certain reassignments of personnel. He also discussed the amount of assets under management by the Capstone organization and anticipated future growth. In response to a question from the directors, Mr. Jaroski discussed the advisory fee rates charged by CAMCO and its advisory affiliates to their non-Fund clients. Mr. Richard Nunn, senior vice president and chief compliance officer of CAMCO and the Funds, then reviewed CAMCO’s profitability analysis with the directors and responded to questions.

Following this discussion, the CAMCO personnel left the room and the independent directors continued their deliberations with Fund counsel. Counsel reviewed with the independent directors their legal responsibilities in reviewing investment advisory contracts for the Funds and the factors they should consider in their review. It was noted that, as part of the review, the independent directors would also consider each Fund’s administrative services arrangements, which, in the case of Steward Small-Mid Cap Enhanced Index Fund, are contained in the investment advisory contract. The independent directors discussed the information they had received and reviewed prior to the meeting, as well as the matters discussed by Messrs. Jaroski and Nunn at the meeting. They discussed the nature and quality of CAMCO’s services to the Funds, information concerning CAMCO’s profitability and the various sources of fees and ancillary benefits to CAMCO due to its relationships with the Funds, in addition to advisory and administration fees. They reviewed fees paid to CAMCO’s affiliate, Capstone Asset Planning Company, pursuant to the Funds’ Service and Distribution Plan. These fees were reviewed quarterly by the independent directors and the Plans and fees were reviewed annually and determined to be fair and reasonable both as a separate matter and, in connection with review of the Funds’ advisory agreements, relative to the profitability of CAMCO and its affiliates from their relationships to the Funds. The independent directors also noted that another affiliate of CAMCO, CFS Solutions, received fees from the Funds for portfolio screening services. They noted that these fees to CFS had originally been the result of arms’ length negotiations prior to Capstone’s acquisition of CFS, and were not being changed. Although the independent directors would continue to review the contribution of these fees to the overall profitability of the Capstone entities, it did not appear that these fees were unreasonable or that the relationship was unduly profitable for Capstone. They also noted that fees paid to CAPCO under the Funds’ Administrative Services Plan were all paid out to third parties and none were retained by CAPCO.

Finally, they considered the benefits received by CAMCO pursuant to “soft dollar” arrangements based on Fund brokerage. These arrangements were reviewed regularly by the directors and were determined to be reasonable and fair to the Funds. With respect to each Fund’s investment advisory fees and fees for administrative services, the directors reviewed information concerning fees paid by other investment companies deemed comparable and determined that the Funds’ fees were reasonable relative to those paid by other funds. They also considered the fees charged by CAMCO and to its non-Fund clients and determined that those fees did not suggest any unreasonableness in fees charged to the Funds. The independent directors noted favorably that the Funds’ advisory and administration fees contained breakpoints designed to give the Funds advantages of potential economies of scale at higher asset levels and that fees for administrative services were assessed on the aggregate assets of the Funds, providing further benefits from economies of scale. The directors considered the Funds’ expense ratios and determined them to be within satisfactory limits. The independent directors particularly considered CAMCO’s overall performance of its services to the Funds under recent difficult market conditions, noting that the Funds’ performance relative to their respective benchmarks had been satisfactory, that Fund expenses were being well-controlled, that issues posed by recent market conditions were being addressed responsibly and that the Board was being kept appropriately informed. The independent directors also particularly noted that the overall health of CAMCO and the other Capstone entities appeared to be good. Following further discussion, the independent directors determined to recommend to the full Board that each of the Funds’ investment advisory agreements be continued for an additional year. The administration agreements for each Fund were also unanimously approved for continuation. Each of these decisions was reported to, and discussed by, the full Board, after which the full Board also unanimously approved each investment advisory agreement and administration agreement.

EXPENSES EXAMPLES (Unaudited)

As a shareholder of the Steward Funds, you may incur redemption fees for certain transactions and fees if your account is under $200, (small account fees). You will also incur ongoing costs, including management fees; [and/or service] 12b-1 fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 through April 30, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expense Paid During Period* 11/1/09 – 4/30/10	Expense Ratio During Period 11/1/09 – 4/30/10
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,185.40	$4.55	0.84%
Institutional Class	1,000.00	1,187.80	2.66	0.49%
Steward Small-Mid Cap Enhanced Equity Index Fund
Individual Class	1,000.00	1,273.90	5.19	0.92%
Institutional Class	1,000.00	1,276.70	3.22	0.57%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,048.60	5.03	0.99%
Institutional Class	1,000.00	1,050.20	3.25	0.64%
Steward Select Bond Fund
Individual Class	1,000.00	1,021.60	4.81	0.96%
Institutional Class	1,000.00	1,023.50	3.11	0.62%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,123.40	5.26	1.00%
Institutional Class	1,000.00	1,125.60	3.48	0.66%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any redemption or small account fees, which Funds, in certain circumstances, may assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expense Paid During Period* 11/1/09 – 4/30/10	Expense Ratio During Period 11/1/09 – 4/30/10
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,020.63	$4.21	0.84%
Institutional Class	1,000.00	1,022.36	2.46	0.49%
Steward Small-Mid Cap Enhanced Equity Index Fund
Individual Class	1,000.00	1,020.23	4.61	0.92%
Institutional Class	1,000.00	1,021.97	2.86	0.57%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,019.89	4.96	0.99%
Institutional Class	1,000.00	1,021.62	3.21	0.64%
Steward Select Bond Fund
Individual Class	1,000.00	1,020.03	4.81	0.96%
Institutional Class	1,000.00	1,021.72	3.11	0.62%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,019.84	5.01	1.00%
Institutional Class	1,000.00	1,021.52	3.31	0.66%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

DIRECTORS AND EXECUTIVE OFFICERS

The directors provide overall supervision of the affairs of the Fund. The Fund’s directors and executive officers, and their principal occupations for the last five years, are listed below. All persons named as directors also serve in similar capacities for other investment companies administered by the Adviser as indicated below.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/Trusteeships Held by Director
Interested Director
Edward L. Jaroski* 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 63	Director, President & Chairman of the Board	SLCEIF From 2004 SSMCEIF From 1998 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	President and Director of Capstone Asset Management Company, Capstone Asset Planning Company and Capstone Financial Services, Inc.; President, CEO and Director of Capstone Financial Solutions, LLC and CFS Consulting Services, LLC from November 2008 – Present; President, CEO and Director of Roger H. Jenswold & Company, Inc. from March 2010 – Present.	6	Director and finance committee chairman, Theater under the Stars
Independent Directors
John R. Parker 541 Shaw Hill Stowe, VT 05672 Age: 64	Director	SLCEIF From 2004 SSMCEIF From 1998 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Self-employed Investor Consultant	6	None
James F. Leary 15851 N. Dallas Parkway #500 Addison, TX 75001 Age: 80	Director	SLCEIF From 2004 SSMCEIF From 1998 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Financial Consultant; Managing Director of Benefit Capital Southwest	6	Director-Highland Funds Group; Director-Pacesetter Capital Group; Director-Homeowners of America Insurance Company.
Leonard B. Melley, Jr.** 6216 Yadkin Road Fayetteville, NC 28303 Age: 50	Director	SLCEIF From 2004 SSMCEIF From 2003 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	CEO/President of Freedom Stores, Inc.	6	None
John M. Briggs 435 Williams Road Wynnewoood, PA 19096 Age: 59	Director	SLCEIF From 2005 SSMCEIF From 2005 SIEIF From 2006 SSBF From 2005 SGEIF From 2008	CPA, Treasurer, Philadelphia Affiliate of the Susan G. Komen Breast Cancer Foundation since February, 2005; formerly Partner of Briggs, Bunting & Dougherty, LLP, a registered public accounting firm for more than five years.	6	Director-Healthcare Services Group, Inc.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/Trusteeships Held by Director
Executive Officers
Dan E. Watson 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 61	Executive Vice President	SLCEIF From 2004 SSMCEIF From 1998 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Executive Vice President and Portfolio Manager of Capstone Asset Management Company & Capstone Financial Services, Inc.	N/A	None
Howard S. Potter 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 58	Sr. Vice President	SLCEIF From 2004 SSMCEIF From 1998 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Executive Vice President and Portfolio Manager of Capstone Asset Management Company and Capstone Financial Services, Inc.	N/A	None
John R. Wolf 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 48	Sr. Vice President	SLCEIF From 2004 SSMCEIF From 1998 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Sr. Vice President/Portfolio Manager of Capstone Asset Management Company.	N/A	None
Scott Wynant 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 55	Sr. Vice President	SLCEIF From 2008 SSMCEIF From 2008 SIEIF From 2008 SSBF From 2008 SGEIF From 2008	Sr. Vice President of Capstone Financial Solutions, LLC and CFS Consulting Services, LLC from November 2008 – present; Senior Vice President of Roger H. Jenswold & Company, Inc. from March 2010 – Presenrt; Executive Vice President of AG Financial Wealth Management Solutions, LLC from April 1997 – August 2008. Officer of other Capstone Funds	N/A	None
Richard A. Nunn 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 64	Sr. Vice President, Secretary, and Chief Compliance Officer	SLCEIF From 2004 SSMCEIF From 2004 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Senior Vice President, Chief Compliance Officer and Secretary of Capstone Asset Management Company; Senior Vice President and Secretary of Capstone Financial Services, Inc.; Senior Vice President and Secretary of Capstone Asset Planning Company; Senior Vice President, Chief Compliance Officer and Secretary of Capstone Financial Solutions, LLC from November 2008 – Present; Secretary of CFS Consulting Services, LLC from November 2008-Present; Senior Vice President, Chief Compliance officer and Secretary of Roger H. Jenswold & Company, Inc. from March 2010 – Present; Officer of other Capstone Funds; MGL Consulting Corporation, independent consultants, Vice President Regulatory Affairs, 2000 – present.	N/A	None

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/Trusteeships Held by Director
Kimberly Wallis McLaney 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 42	Asst. Vice President Compliance and Asst. Secretary	SLCEIF From 2004 SSMCEIF From 2004 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Asst. Vice President Compliance and Assistant Secretary of Capstone Asset Management Company and Capstone Financial Services, Inc.; Vice President Compliance, Chief Compliance Officer and Assistant Secretary of Capstone Asset Planning Company, Asst. Vice President Compliance and Asst. Secretary of Capstone Financial Solutions, LLC from November 2008 – Present; Assistant Secretary of CFS Consulting Services, LLC from November 2008 – Present; Asst. Vice President Compliance and Asst. Secretary of Roger H. Jenswold & Company, Inc. from March 2010 – Present; Officer of other Capstone Funds.	N/A	None
Carla Homer 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 50	Treasurer and Principal Financial Accounting Officer	SLCEIF From 2004 SSMCEIF From 2004 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Treasurer of Capstone Asset Management Company, Capstone Asset Planning Company and Capstone Financial Services, Inc.; Treasurer of Capstone Financial Solutions, LLC and CFS Consulting Services, LLC from November 2008 – Present; Treasurer of Roger H. Jenswold & Company, Inc. from March 2010 – Present; Officer of other Capstone Funds.	N/A	None

*	Mr. Jaroski is an “interested person” of the Steward Group of Mutual Funds, as defined in the Investment Company Act of 1940, as amended, because of his position with CAMCO and the Distributor.
**	Mr. Melley is married to the sister of Mr. Jaroski’s wife.
Steward Large Cap Enhanced Index Fund	(SLCEIF)
Steward Small-Mid Cap Enhanced Index Fund	(SSMCEIF)
Steward International Enhanced Index Fund	(SIEIF)
Steward Select Bond Fund	(SSBF)
Steward Global Equity Income Fund	(SGEIF)

Visit us online at www.stewardmutualfunds.com
STEWARD FUNDS

Managing Wealth, Protecting Values

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Steward Large Cap Enhanced Index Fund

Steward Small-Mid Cap Enhanced Index Fund

Steward International Enhanced Index Fund

Steward Select Bond Fund

Steward Global Equity Income Fund

Distributed by: Capstone Asset Planning Company 5847 San Felipe, Suite 4100 Houston, TX 77057 1-800-262-6631 info@capstonefinancial.com

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1)  The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert is John M. Briggs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year
(a) Audit Fees	$58,750	$ 57,500
(b) Audit-Related Fees	$ 0	$ 0
(c) Tax Fees	$10,000	$10,000
(d) All Other Fees	$ 0	$ 0

(e) (1)
Not applicable.

(2)
For the fiscal years ended April 30, 2010 and 2009, 100% of all the fees in paragraph (b) through (d) were approved by the Audit Committee.

(f)
Not applicable.

(g)
For the fiscal year ended April 30, 2010, Cohen Fund Audit Services, Ltd. billed $0.
For the fiscal year ended April 30, 2009, Cohen Fund Audit Services, Ltd. billed $0.

(h)
Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Capstone Series Fund, Inc.

By (Signature and Title)      /s/ Edward Jaroski
Edward Jaroski, President
Date        June 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Edward Jaroski
Edward Jaroski, President
Date           June 30, 2010

By (Signature and Title)      /s/ Carla Homer
Carla Homer, Treasurer
Date           June 30, 2010